PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya VACS Index Series SC Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.3%
Communication Services : 2.7%
12,175
(1)
Advantage Solutions,
Inc.
$ 41,760
0.0
35,525
(1)
AMC Entertainment
Holdings, Inc. - Class A
161,639
0.1
3,768
(1)
AMC Networks, Inc.
- Class A
32,744
0.0
1,272
(1)
Anterix, Inc.
47,904
0.0
13,970
(1)
AST SpaceMobile, Inc.
365,315
0.1
6,232
(1)
Atlanta Braves
Holdings, Inc. - Class
C
248,034
0.1
1,241
ATN International, Inc.
40,134
0.0
2,725
(1)
Bandwidth, Inc. - Class
A
47,715
0.0
3,065
(1)
Boston Omaha Corp.
- Class A
45,577
0.0
10,147
(1)
Bumble, Inc. - Class A
64,738
0.0
581
(2)
Cable One, Inc.
203,228
0.1
4,262
(1)
Cardlytics, Inc.
13,638
0.0
9,017
(1)
Cargurus, Inc.
270,780
0.1
6,891
(1)
Cars.com, Inc.
115,493
0.1
11,466
(1)
Cinemark Holdings,
Inc.
319,213
0.1
38,348
(1)
Clear Channel Outdoor
Holdings, Inc.
61,357
0.0
4,487  Cogent
Communications
Holdings, Inc.
340,653
0.1
8,353
(1)
Consolidated
Communications
Holdings, Inc.
38,758
0.0
159
(1)
Daily Journal Corp.
77,926
0.0
12,705
(1)
EchoStar Corp. - Class
A
315,338
0.1
9,867
(1)
Eventbrite, Inc. - Class
A
26,937
0.0
2,684
(1)
EverQuote, Inc. - Class
A
56,606
0.0
6,542
(1)
EW Scripps Co.
- Class A
14,687
0.0
30,223
(1)
fuboTV, Inc.
42,917
0.0
15,292
(1)
Gannett Co., Inc.
85,941
0.1
11,492
(1)
Getty Images
Holdings, Inc.
43,785
0.0
78,393
(1)
Globalstar, Inc.
97,207
0.1
7,153
(1)
Gogo, Inc.
51,359
0.0
9,554
Gray Television, Inc.
51,209
0.0
2,867
(1)
Grindr, Inc.
34,203
0.0
832
(1)
Ibotta, Inc. - Class A
51,260
0.0
1,817
IDT Corp. - Class B
69,355
0.0
12,670
(1)
iHeartMedia, Inc.
- Class A
23,439
0.0
4,616
(1)
IMAX Corp.
94,674
0.1
12,518
(1)
Innovid Corp.
22,532
0.0
7,680
(1)
Integral Ad Science
Holding Corp.
83,021
0.1
3,743  John Wiley & Sons,
Inc. - Class A
180,600
0.1
17,472
(1)
Liberty Latin America
Ltd. - Class C
165,809
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
7,347
(1)(2)
Lions Gate
Entertainment Corp.
- Class A
$ 57,527
0.0
11,775
(1)
Lions Gate
Entertainment Corp.
- Class B
81,483
0.0
105,463
(1)
Lumen Technologies,
Inc.
748,787
0.3
4,077
(1)
Madison Square
Garden Entertainment
Corp.
173,395
0.1
12,940
(1)
Magnite, Inc.
179,219
0.1
2,838
Marcus Corp.
42,769
0.0
2,997
(1)
MediaAlpha, Inc.
- Class A
54,276
0.0
7,948
(1)
National CineMedia,
Inc.
56,033
0.0
19,273
(1)
Nextdoor Holdings,
Inc.
47,797
0.0
3,180
(1)
Ooma, Inc.
36,220
0.0
5,194
(1)
Outbrain, Inc.
25,243
0.0
13,813
(1)
Playstudios, Inc.
20,858
0.0
4,495
(1)
PubMatic, Inc. - Class
A
66,841
0.0
5,578
(1)
QuinStreet, Inc.
106,707
0.1
2,589
Scholastic Corp.
82,874
0.0
5,432  Shenandoah
Telecommunications
Co.
76,646
0.0
2,604
Shutterstock, Inc.
92,103
0.1
3,588
Sinclair, Inc.
54,896
0.0
2,771
(1)
Sphere Entertainment
Co.
122,423
0.1
2,115
Spok Holdings, Inc.
31,852
0.0
9,912
(1)
Stagwell, Inc.
69,582
0.0
2,870
(1)
TechTarget, Inc.
70,171
0.0
17,423
TEGNA, Inc.
274,935
0.1
10,072  Telephone and Data
Systems, Inc.
234,174
0.1
3,552
(1)
Thryv Holdings, Inc.
61,201
0.0
10,806
(1)
TrueCar, Inc.
37,281
0.0
15,984
(1)
Vimeo, Inc.
80,719
0.0
9,264
(1)
Vivid Seats, Inc.
- Class A
34,277
0.0
1,546
(1)
Webtoon
Entertainment, Inc.
17,686
0.0
5,936
(1)
WideOpenWest, Inc.
31,164
0.0
6,663
(1)
Yelp, Inc.
233,738
0.1
4,653
(1)
Ziff Davis, Inc.
226,415
0.1
7,929
(1)
ZipRecruiter, Inc.
- Class A
75,325
0.0
7,652,102
2.7
Consumer Discretionary : 9.8%
3,330
(1)
1-800-Flowers.com,
Inc. - Class A
26,407
0.0
3,524
Aaron's Co., Inc.
35,064
0.0
5,255
(1)
Abercrombie & Fitch
Co. - Class A
735,175
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
7,326  Academy Sports &
Outdoors, Inc.
$ 427,545
0.2
5,912
(1)
Accel Entertainment,
Inc.
68,697
0.0
2,998  Acushnet Holdings
Corp.
191,123
0.1
9,110
(1)
Adient PLC
205,613
0.1
3,848
(1)
Adtalem Global
Education, Inc.
290,447
0.1
12,372
(1)
American Axle
& Manufacturing
Holdings, Inc.
76,459
0.0
18,936  American Eagle
Outfitters, Inc.
423,977
0.2
1,842
(1)
American Public
Education, Inc.
27,170
0.0
715
(1)
America's Car-Mart,
Inc.
29,973
0.0
11,778
(1)
AMMO, Inc.
16,843
0.0
5,434
Arhaus, Inc.
66,893
0.0
9,422
Arko Corp.
66,142
0.0
2,098
(1)
Asbury Automotive
Group, Inc.
500,562
0.2
8,722  Atmus Filtration
Technologies, Inc.
327,337
0.1
2,574
(1)
Bally's Corp.
44,402
0.0
16,629
(1)
BARK, Inc.
27,105
0.0
3,224
(1)
Beazer Homes USA,
Inc.
110,164
0.1
1,980
(1)
BJ's Restaurants, Inc.
64,469
0.0
8,120
Bloomin' Brands, Inc.
134,224
0.1
3,075
(1)
Boot Barn Holdings,
Inc.
514,386
0.2
4,566
(1)
Brinker International,
Inc.
349,436
0.1
3,192
Buckle, Inc.
140,352
0.1
1,480  Build-A-Bear
Workshop, Inc.
50,868
0.0
3,575
Caleres, Inc.
118,154
0.1
4,397  Camping World
Holdings, Inc. - Class A
106,495
0.0
1,594
Carriage Services, Inc.
52,331
0.0
864
(1)
Cavco Industries, Inc.
369,999
0.1
2,873  Century Communities,
Inc.
295,862
0.1
4,937  Cheesecake Factory,
Inc.
200,195
0.1
10,462
(1)
Chegg, Inc.
18,518
0.0
1,868
(1)
Chuy's Holdings, Inc.
69,863
0.0
3,983
Clarus Corp.
17,924
0.0
2,082
(1)
Cooper-Standard
Holdings, Inc.
28,877
0.0
14,337
(1)
Coursera, Inc.
113,836
0.1
2,277
(2)
Cracker Barrel Old
Country Store, Inc.
103,262
0.0
5,808
Cricut, Inc. - Class A
40,249
0.0
13,481
Dana, Inc.
142,359
0.1
3,381
(1)
Dave & Buster's
Entertainment, Inc.
115,123
0.1
5,942
(1)
Denny's Corp.
38,326
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
4,749  Designer Brands, Inc.
- Class A
$ 35,048
0.0
6,450
(1)
Despegar.com Corp.
79,980
0.0
8,558
(1)
Destination XL Group,
Inc.
25,161
0.0
1,636  Dine Brands Global,
Inc.
51,092
0.0
2,729
(1)
Dorman Products, Inc.
308,704
0.1
2,989
(1)
Dream Finders Homes,
Inc. - Class A
108,232
0.0
3,139
(1)
El Pollo Loco Holdings,
Inc.
43,004
0.0
2,571  Ethan Allen Interiors,
Inc.
81,989
0.0
4,019
(1)
European Wax Center,
Inc. - Class A
27,329
0.0
8,203
(1)
Everi Holdings, Inc.
107,787
0.0
11,123
(1)
EVgo, Inc.
46,049
0.0
13,608
(1)
Figs, Inc. - Class A
93,079
0.0
3,391
(1)
First Watch Restaurant
Group, Inc.
52,900
0.0
588  Flexsteel Industries,
Inc.
26,043
0.0
8,655
Foot Locker, Inc.
223,645
0.1
4,363
(1)
Fox Factory Holding
Corp.
181,064
0.1
8,125
(1)
Frontdoor, Inc.
389,919
0.1
4,728
(1)
Full House Resorts,
Inc.
23,735
0.0
3,514
(1)
Funko, Inc. - Class A
42,941
0.0
1,285
(1)
Genesco, Inc.
34,913
0.0
3,263
(1)
Gentherm, Inc.
151,893
0.1
2,582
(1)(2)
GigaCloud Technology,
Inc. - Class A
59,334
0.0
4,139
(1)
G-III Apparel Group
Ltd.
126,322
0.1
13,390
(1)
Global Business Travel
Group I
102,969
0.0
2,128  Golden Entertainment,
Inc.
67,649
0.0
29,216
(1)
Goodyear Tire &
Rubber Co.
258,562
0.1
17,872
(1)
GoPro, Inc. - Class A
24,306
0.0
338  Graham Holdings Co.
- Class B
277,741
0.1
3,235
(1)
Green Brick Partners,
Inc.
270,187
0.1
1,372  Group 1 Automotive,
Inc.
525,531
0.2
2,617
(1)(2)
Groupon, Inc.
25,594
0.0
6,559
(1)
GrowGeneration Corp.
13,971
0.0
818  Hamilton Beach
Brands Holding Co.
- Class A
24,892
0.0
36,630
(1)
Hanesbrands, Inc.
269,230
0.1
1,754  Haverty Furniture Cos.,
Inc.
48,182
0.0
2,364
(1)
Helen of Troy Ltd.
146,213
0.1
7,626
(1)
Hilton Grand
Vacations, Inc.
276,976
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
6,990
(1)
Holley, Inc.
$ 20,620
0.0
522
(1)
Hovnanian Enterprises,
Inc. - Class A
106,681
0.0
2,643
(1)
Inspired Entertainment,
Inc.
24,501
0.0
2,503  Installed Building
Products, Inc.
616,414
0.2
11,807  International Game
Technology PLC
251,489
0.1
3,329
(1)
iRobot Corp.
28,929
0.0
2,027
Jack in the Box, Inc.
94,337
0.0
1,058
(1)
JAKKS Pacific, Inc.
27,000
0.0
6,995
KB Home
599,402
0.2
5,753
Kontoor Brands, Inc.
470,480
0.2
8,985
Krispy Kreme, Inc.
96,499
0.0
646
(1)(2)
Kura Sushi USA, Inc.
- Class A
52,042
0.0
1,762
(1)
Lands' End, Inc.
30,430
0.0
2,566
(1)
Landsea Homes Corp.
31,690
0.0
4,566
(1)
Latham Group, Inc.
31,049
0.0
13,888  Laureate Education,
Inc.
230,680
0.1
4,414
La-Z-Boy, Inc.
189,493
0.1
2,549
LCI Industries
307,256
0.1
1,612
(1)
Legacy Housing Corp.
44,088
0.0
19,512
(1)
Leslie's, Inc.
61,658
0.0
2,152
(1)
LGI Homes, Inc.
255,055
0.1
6,143
(1)
Life Time Group
Holdings, Inc.
150,012
0.1
3,374
(1)
Lincoln Educational
Services Corp.
40,286
0.0
4,071
(1)
Lindblad Expeditions
Holdings, Inc.
37,657
0.0
2,412
(1)
Livewire Group, Inc.
14,713
0.0
1,643
(1)
Lovesac Co.
47,072
0.0
33,912
(1)(2)
Luminar Technologies,
Inc.
30,511
0.0
2,768
(1)
M/I Homes, Inc.
474,324
0.2
2,188
(1)
Malibu Boats, Inc.
- Class A
84,916
0.0
2,302
(1)
MarineMax, Inc.
81,192
0.0
2,223
(1)
MasterCraft Boat
Holdings, Inc.
40,481
0.0
3,749
Meritage Homes Corp.
768,807
0.3
9,855
(1)
Mister Car Wash, Inc.
64,156
0.0
5,397
(1)
Modine Manufacturing
Co.
716,668
0.3
1,361  Monarch Casino &
Resort, Inc.
107,886
0.0
3,179
Monro, Inc.
91,746
0.0
1,819
Movado Group, Inc.
33,833
0.0
8,226
(1)
National Vision
Holdings, Inc.
89,746
0.0
3,612
(1)
ODP Corp.
107,457
0.0
10,565  OneSpaWorld
Holdings Ltd.
174,428
0.1
1,427
(1)
OneWater Marine, Inc.
- Class A
34,120
0.0
4,886
(1)
Overstock.com, Inc.
49,251
0.0
1,504
Oxford Industries, Inc.
130,487
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,395  Papa John's
International, Inc.
$ 182,889
0.1
2,224
Patrick Industries, Inc.
316,631
0.1
35,688
(1)
Peloton Interactive,
Inc. - Class A
167,020
0.1
6,895  Perdoceo Education
Corp.
153,345
0.1
9,286
(1)
Petco Health &
Wellness Co., Inc.
42,251
0.0
4,447
Phinia, Inc.
204,695
0.1
4,339
(1)
PlayAGS, Inc.
49,421
0.0
5,836
(1)(2)
Portillo's, Inc. - Class A
78,611
0.0
3,584
(1)
Potbelly Corp.
29,891
0.0
1,010  RCI Hospitality
Holdings, Inc.
44,995
0.0
10,891
(1)
RealReal, Inc.
34,198
0.0
5,121  Red Rock Resorts, Inc.
- Class A
278,787
0.1
5,461
Rent-A-Center, Inc.
174,697
0.1
4,038
(1)
Revolve Group, Inc.
100,062
0.0
893
Rocky Brands, Inc.
28,451
0.0
7,856
(1)
Rush Street
Interactive, Inc.
85,238
0.0
10,698
(1)
Sally Beauty Holdings,
Inc.
145,172
0.1
2,862
(1)
Savers Value Village,
Inc.
30,108
0.0
3,645
(1)
SeaWorld
Entertainment, Inc.
184,437
0.1
3,938
(1)
Shake Shack, Inc.
- Class A
406,441
0.2
1,963
Shoe Carnival, Inc.
86,078
0.0
4,442
Signet Jewelers Ltd.
458,148
0.2
9,705  Six Flags
Entertainment Corp.
391,209
0.1
5,599
(1)
Skyline Champion
Corp.
531,065
0.2
2,256
(1)
Sleep Number Corp.
41,330
0.0
5,080  Smith & Wesson
Brands, Inc.
65,938
0.0
16,380
(1)(2)
Solid Power, Inc.
22,113
0.0
1,561  Sonic Automotive, Inc.
- Class A
91,287
0.0
12,767
(1)
Sonos, Inc.
156,906
0.1
2,324  Standard Motor
Products, Inc.
77,157
0.0
7,438
Steven Madden Ltd.
364,388
0.1
10,057
(1)
Stitch Fix, Inc. - Class
A
28,361
0.0
3,328
(1)
Stoneridge, Inc.
37,240
0.0
2,282  Strategic Education,
Inc.
211,199
0.1
4,406
(1)
Stride, Inc.
375,876
0.1
1,871  Sturm Ruger & Co.,
Inc.
77,983
0.0
17,435  Super Group SGHC
Ltd.
63,289
0.0
1,674  Superior Group of
Cos., Inc.
25,930
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
10,261
(1)
Sweetgreen, Inc.
- Class A
$ 363,752
0.1
3,952
(1)
Target Hospitality
Corp.
30,747
0.0
10,682
(1)
Taylor Morrison Home
Corp.
750,517
0.3
9,386
(1)
ThredUp, Inc. - Class A
7,903
0.0
2,600
(1)
Tilly's, Inc. - Class A
13,260
0.0
14,640
(1)
Topgolf Callaway
Brands Corp.
160,747
0.1
9,533
(1)
Tri Pointe Homes, Inc.
431,940
0.2
10,103
(1)
Udemy, Inc.
75,166
0.0
4,305
(1)
Universal Technical
Institute, Inc.
69,999
0.0
6,632
(1)
Urban Outfitters, Inc.
254,072
0.1
3,461
(1)
Vera Bradley, Inc.
18,897
0.0
8,182
(1)
Victoria's Secret & Co.
210,277
0.1
6,035
(1)
Vista Outdoor, Inc.
236,451
0.1
2,820
(1)
Visteon Corp.
268,577
0.1
9,453
(1)
Vizio Holding Corp.
- Class A
105,590
0.0
9,052
(1)
Warby Parker, Inc.
- Class A
147,819
0.1
307
Winmark Corp.
117,560
0.1
2,915  Winnebago Industries,
Inc.
169,391
0.1
8,203  Wolverine World Wide,
Inc.
142,896
0.1
2,658
(1)
XPEL, Inc.
115,277
0.1
2,674
(1)
Xponential Fitness,
Inc. - Class A
33,158
0.0
1,893
(1)
Zumiez, Inc.
40,321
0.0
27,981,068
9.8
Consumer Staples : 2.7%
3,395
Andersons, Inc.
170,225
0.1
8,123
B&G Foods, Inc.
72,132
0.0
7,699
(1)
Beauty Health Co.
11,086
0.0
6,343
(1)(2)
Beyond Meat, Inc.
43,005
0.0
6,328
(1)
BRC, Inc. - Class A
21,642
0.0
1,837
Calavo Growers, Inc.
52,410
0.0
4,252
Cal-Maine Foods, Inc.
318,220
0.1
6,397
(1)
Central Garden & Pet
Co. - Class A
200,866
0.1
3,586
(1)
Chefs' Warehouse, Inc.
150,648
0.1
7,684
Dole PLC
125,172
0.1
6,197
(1)
Duckhorn Portfolio,
Inc.
36,005
0.0
4,990  Edgewell Personal
Care Co.
181,337
0.1
7,356  Energizer Holdings,
Inc.
233,626
0.1
3,632  Fresh Del Monte
Produce, Inc.
107,289
0.0
9,694
(1)
Hain Celestial Group,
Inc.
83,659
0.0
10,478
(1)
Herbalife Ltd.
75,337
0.0
5,191
(1)
HF Foods Group, Inc.
18,532
0.0
8,919
(1)
Honest Co., Inc.
31,841
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
1,553  Ingles Markets, Inc.
- Class A
$ 115,854
0.0
1,871
Inter Parfums, Inc.
242,257
0.1
2,270
(1)
Ispire Technology, Inc.
14,085
0.0
1,566  J & J Snack Foods
Corp.
269,540
0.1
989  John B Sanfilippo &
Son, Inc.
93,273
0.0
2,036  Lancaster Colony
Corp.
359,496
0.1
2,062
Limoneira Co.
54,643
0.0
4,108
(1)
Mama's Creations, Inc.
29,988
0.0
1,282
Medifast, Inc.
24,537
0.0
1,474
(2)
MGP Ingredients, Inc.
122,710
0.1
5,066
(1)
Mission Produce, Inc.
64,946
0.0
2,489  National Beverage
Corp.
116,834
0.1
1,152  Natural Grocers by
Vitamin Cottage, Inc.
34,203
0.0
1,935
(1)
Nature's Sunshine
Products, Inc.
26,355
0.0
5,348  Nu Skin Enterprises,
Inc. - Class A
39,415
0.0
621  Oil-Dri Corp. of
America
42,843
0.0
14,693
(1)
Olaplex Holdings, Inc.
34,528
0.0
2,560
PriceSmart, Inc.
234,957
0.1
16,312
Primo Water Corp.
411,878
0.2
626
(1)
Seneca Foods Corp.
- Class A
39,019
0.0
9,414
(1)
Simply Good Foods
Co.
327,325
0.1
3,858
SpartanNash Co.
86,458
0.0
10,535
(1)
Sprouts Farmers
Market, Inc.
1,163,169
0.4
9,971
(1)
SunOpta, Inc.
63,615
0.0
4,940
(1)
TreeHouse Foods, Inc.
207,381
0.1
1,944  Turning Point Brands,
Inc.
83,884
0.0
6,179
(1)
United Natural Foods,
Inc.
103,931
0.0
2,546
Universal Corp.
135,218
0.1
1,247
(1)
USANA Health
Sciences, Inc.
47,286
0.0
6,748
Utz Brands, Inc.
119,440
0.1
15,045
Vector Group Ltd.
224,471
0.1
14,672
(1)
Veru, Inc.
11,283
0.0
1,300  Village Super Market,
Inc. - Class A
41,327
0.0
4,074
(1)
Vita Coco Co., Inc.
115,335
0.0
3,354
(1)
Vital Farms, Inc.
117,625
0.1
3,278
(1)
Waldencast PLC
- Class A
11,932
0.0
1,412
WD-40 Co.
364,126
0.1
1,777
Weis Markets, Inc.
122,489
0.1
4,341
(1)
Westrock Coffee Co.
28,216
0.0
6,815
WK Kellogg Co.
116,605
0.0
7,795,509
2.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer, Non-cyclical : 0.0%
9,635
(1)(2)
Canoo, Inc.
$ 9,476
0.0
4,268
(1)
Fibrobiologics, Inc.
13,188
0.0
7,283
(1)
Regulus Therapeutics,
Inc.
11,435
0.0
15,440
(1)
Rigetti Computing, Inc.
12,091
0.0
46,190
0.0
Energy : 5.1%
5,092
(1)
Amplify Energy Corp.
33,251
0.0
17,295
Archrock, Inc.
350,051
0.1
4,451  Ardmore Shipping
Corp.
80,563
0.0
7,144  Atlas Energy Solutions,
Inc.
155,739
0.1
8,920
Berry Corp.
45,849
0.0
24,820
Borr Drilling Ltd.
136,262
0.1
2,729
(1)
Bristow Group, Inc.
94,669
0.0
6,794
Cactus, Inc. - Class A
405,398
0.2
7,163  California Resources
Corp.
375,843
0.1
1,526
(1)
Centrus Energy Corp.
- Class A
83,701
0.0
19,918
ChampionX Corp.
600,528
0.2
19,331
(1)
Clean Energy Fuels
Corp.
60,119
0.0
15,273
(1)
CNX Resources Corp.
497,442
0.2
9,578
(2)
Comstock Resources,
Inc.
106,603
0.1
3,041
CONSOL Energy, Inc.
318,241
0.1
5,143
Core Laboratories, Inc.
95,300
0.0
14,685  Crescent Energy Co.
- Class A
160,801
0.1
3,576
CVR Energy, Inc.
82,355
0.0
6,566  Delek US Holdings,
Inc.
123,113
0.1
14,016
DHT Holdings, Inc.
154,596
0.1
5,142  Diversified Energy Co.
PLC
58,516
0.0
2,531
(1)
DMC Global, Inc.
32,852
0.0
3,741
Dorian LPG Ltd.
128,765
0.1
19,552
(1)
Encore Energy Corp.
78,990
0.0
19,241
(1)(2)
Energy Fuels, Inc./
Canada
105,633
0.0
1,991  Excelerate Energy, Inc.
- Class A
43,822
0.0
9,809
(1)
Expro Group Holdings
NV
168,421
0.1
3,314
(2)
FLEX LNG Ltd.
84,308
0.0
10,255
Golar LNG Ltd.
376,974
0.1
6,566  Granite Ridge
Resources, Inc.
39,002
0.0
6,723
(1)
Green Plains, Inc.
91,029
0.0
1,354
(1)
Gulfport Energy Corp.
204,928
0.1
2,932
(1)
Hallador Energy Co.
27,649
0.0
15,076
(1)
Helix Energy Solutions
Group, Inc.
167,344
0.1
9,961  Helmerich & Payne,
Inc.
303,014
0.1
1,973
(2)
HighPeak Energy, Inc.
27,385
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
4,029
(1)
Innovex International,
Inc.
$ 59,146
0.0
4,207  International Seaways,
Inc.
216,913
0.1
4,074
Kinetik Holdings, Inc.
184,389
0.1
2,295  Kodiak Gas Services,
Inc.
66,555
0.0
48,476
(1)
Kosmos Energy Ltd.
195,358
0.1
16,771
Liberty Energy, Inc.
320,158
0.1
17,886  Magnolia Oil & Gas
Corp. - Class A
436,776
0.2
14,947
Murphy Oil Corp.
504,312
0.2
981
(1)
Nabors Industries Ltd.
63,245
0.0
1,524
(1)
Natural Gas Services
Group, Inc.
29,124
0.0
9,972
(1)
Newpark Resources,
Inc.
69,106
0.0
12,402
(1)(2)
NextDecade Corp.
58,413
0.0
14,392
(2)
Noble Corp. PLC
520,127
0.2
22,331  Nordic American
Tankers Ltd.
81,955
0.0
10,286  Northern Oil and Gas,
Inc.
364,227
0.1
10,477
(1)
Oceaneering
International, Inc.
260,563
0.1
8,045
(1)
Oil States International,
Inc.
37,007
0.0
5,919
(1)
Par Pacific Holdings,
Inc.
104,174
0.0
39,883  Patterson-UTI Energy,
Inc.
305,105
0.1
10,816  PBF Energy, Inc.
- Class A
334,755
0.1
13,151
(2)
Peabody Energy Corp.
349,028
0.1
3,197
(1)(2)
ProFrac Holding Corp.
- Class A
21,708
0.0
9,978
(1)
ProPetro Holding Corp.
76,431
0.0
1,675
(1)
REX American
Resources Corp.
77,536
0.0
1,362  Riley Exploration
Permian, Inc.
36,079
0.0
20,052
(1)(2)
Ring Energy, Inc.
32,083
0.0
9,678
RPC, Inc.
61,552
0.0
5,286
(1)
Sable Offshore Corp.
124,908
0.1
4,057  SandRidge Energy,
Inc.
49,617
0.0
4,878
Scorpio Tankers, Inc.
347,801
0.1
3,324
(1)
SEACOR Marine
Holdings, Inc.
32,077
0.0
7,060
(1)
Seadrill Ltd.
280,564
0.1
10,080  Select Water Solutions,
Inc.
112,190
0.1
12,044
SFL Corp. Ltd.
139,349
0.1
8,465  Sitio Royalties Corp.
- Class A
176,411
0.1
11,874
SM Energy Co.
474,604
0.2
3,188  Solaris Oilfield
Infrastructure, Inc.
- Class A
40,679
0.0
15,332
(1)
Talos Energy, Inc.
158,686
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
6,791
(1)
Teekay Corp.
$ 62,477
0.0
2,528  Teekay Tankers Ltd.
- Class A
147,256
0.1
15,497
(1)
TETRA Technologies,
Inc.
48,041
0.0
5,089
(1)
Tidewater, Inc.
365,339
0.1
74,848
(1)
Transocean Ltd.
318,104
0.1
41,587
(1)
Uranium Energy Corp.
258,255
0.1
32,976
(1)
Ur-Energy, Inc.
39,241
0.0
11,663
VAALCO Energy, Inc.
66,946
0.0
6,567
(1)
Valaris Ltd.
366,110
0.1
2,981
(1)
Vital Energy, Inc.
80,189
0.0
2,902
Vitesse Energy, Inc.
69,706
0.0
13,171
(2)
W&T Offshore, Inc.
28,318
0.0
5,932  World Fuel Services
Corp.
183,358
0.1
14,735,107
5.1
Financials : 17.3%
2,071
1st Source Corp.
124,011
0.1
1,126
ACNB Corp.
49,172
0.0
2,281
Alerus Financial Corp.
52,189
0.0
3,975
(1)
AlTi Global, Inc.
14,866
0.0
2,151  Amalgamated
Financial Corp.
67,477
0.0
1,866  A-Mark Precious
Metals, Inc.
82,403
0.0
4,775
(1)
Ambac Financial
Group, Inc.
53,528
0.0
3,371
Amerant Bancorp, Inc.
72,038
0.0
2,899
(1)
American Coastal
Insurance Corp.
32,672
0.0
6,698
Ameris Bancorp
417,888
0.2
2,079
AMERISAFE, Inc.
100,478
0.0
15,511  Apollo Commercial
Real Estate Finance,
Inc.
142,546
0.1
19,339
(2)
Arbor Realty Trust, Inc.
300,915
0.1
6,715  Ares Commercial Real
Estate Corp.
47,005
0.0
5,117  ARMOUR Residential
REIT, Inc.
104,387
0.0
2,160
Arrow Financial Corp.
61,906
0.0
6,487  Artisan Partners Asset
Management, Inc.
- Class A
281,017
0.1
14,919
Associated Banc-Corp.
321,355
0.1
9,052  Atlantic Union
Bankshares Corp.
340,989
0.1
17,981
(1)
AvidXchange Holdings,
Inc.
145,826
0.1
5,677
(1)
Axos Financial, Inc.
356,970
0.1
2,024
(2)
B Riley Financial, Inc.
10,626
0.0
14,182
Banc of California, Inc.
208,901
0.1
2,089
BancFirst Corp.
219,867
0.1
3,027  Banco
Latinoamericano de
Comercio Exterior SA
- Class E
98,347
0.0
5,183
(1)
Bancorp, Inc.
277,290
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,164
(2)
Bank First Corp.
$ 105,575
0.0
3,983
Bank of Hawaii Corp.
250,013
0.1
4,852  Bank of NT Butterfield
& Son Ltd.
178,942
0.1
7,554
BankUnited, Inc.
275,268
0.1
3,560
Banner Corp.
212,034
0.1
2,096  Bar Harbor
Bankshares
64,641
0.0
4,764  Berkshire Hills
Bancorp, Inc.
128,295
0.1
38,014  BGC Group, Inc.
- Class A
348,969
0.1
18,221
(2)
Blackstone Mortgage
Trust, Inc. - Class A
346,381
0.1
3,413
(1)
Blue Foundry Bancorp
34,983
0.0
5,183  Bread Financial
Holdings, Inc.
246,607
0.1
3,320
(1)
Bridgewater
Bancshares, Inc.
47,044
0.0
2,997  Brightsphere
Investment Group, Inc.
76,124
0.0
15,300  BrightSpire Capital,
Inc.
85,680
0.0
9,491
Brookline Bancorp, Inc.
95,764
0.0
6,870
(1)
BRP Group, Inc.
- Class A
342,126
0.1
20,760
Burford Capital Ltd.
275,278
0.1
1,453  Burke & Herbert
Financial Services
Corp.
88,618
0.0
3,225  Business First
Bancshares, Inc.
82,786
0.0
3,737
Byline Bancorp, Inc.
100,039
0.0
18,801
Cadence Bank
598,812
0.2
1,852  Camden National
Corp.
76,525
0.0
5,805
Cannae Holdings, Inc.
110,643
0.0
7,021
(1)
Cantaloupe, Inc.
51,955
0.0
1,889  Capital City Bank
Group, Inc.
66,663
0.0
13,665  Capitol Federal
Financial, Inc.
79,804
0.0
3,071
(1)
Carter Bankshares,
Inc.
53,405
0.0
1,653  Cass Information
Systems, Inc.
68,566
0.0
7,100  Cathay General
Bancorp
304,945
0.1
3,085  Central Pacific
Financial Corp.
91,038
0.0
8,653  Chimera Investment
Corp.
136,977
0.1
761  ChoiceOne Financial
Services, Inc.
23,523
0.0
2,344  Citizens & Northern
Corp.
46,153
0.0
577  Citizens Financial
Services, Inc.
33,899
0.0
1,589
City Holding Co.
186,533
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,518  Civista Bancshares,
Inc.
$ 44,871
0.0
10,069  Claros Mortgage Trust,
Inc.
75,417
0.0
3,010
CNB Financial Corp.
72,421
0.0
10,842  CNO Financial Group,
Inc.
380,554
0.1
1,362
(1)
Coastal Financial
Corp.
73,534
0.0
2,851
(2)
Cohen & Steers, Inc.
273,553
0.1
3,806
(1)
Columbia Financial,
Inc.
64,968
0.0
5,363  Community Bank
System, Inc.
311,429
0.1
1,979  Community Trust
Bancorp, Inc.
98,277
0.0
2,260  Community West
Bancshares
43,528
0.0
7,226  Compass Diversified
Holdings
159,911
0.1
4,114  ConnectOne Bancorp,
Inc.
103,056
0.0
5,165
(1)
CrossFirst Bankshares,
Inc.
86,204
0.0
3,074
(1)
Customers Bancorp,
Inc.
142,787
0.1
13,472
CVB Financial Corp.
240,071
0.1
321  Diamond Hill
Investment Group, Inc.
51,877
0.0
3,904  Dime Community
Bancshares, Inc.
112,435
0.0
2,731
(1)
Donnelley Financial
Solutions, Inc.
179,782
0.1
7,609
Dynex Capital, Inc.
97,091
0.0
3,206
Eagle Bancorp, Inc.
72,391
0.0
19,685  Eastern Bankshares,
Inc.
322,637
0.1
9,187
Ellington Financial, Inc.
118,420
0.1
2,773  Employers Holdings,
Inc.
133,021
0.1
3,388
Enact Holdings, Inc.
123,086
0.1
2,531
(1)
Encore Capital Group,
Inc.
119,640
0.1
2,672
(1)
Enova International,
Inc.
223,887
0.1
1,325
(1)
Enstar Group Ltd.
426,107
0.2
1,606  Enterprise Bancorp,
Inc.
51,328
0.0
3,930  Enterprise Financial
Services Corp.
201,452
0.1
1,831  Equity Bancshares,
Inc. - Class A
74,851
0.0
931  Esquire Financial
Holdings, Inc.
60,711
0.0
10,895
Essent Group Ltd.
700,440
0.3
2,038  F&G Annuities & Life,
Inc.
91,139
0.0
1,672  Farmers & Merchants
Bancorp, Inc./Archbold
OH
46,231
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
4,906  Farmers National Banc
Corp.
$ 74,179
0.0
3,820
FB Financial Corp.
179,273
0.1
959  Federal Agricultural
Mortgage Corp. - Class
C
179,726
0.1
5,365  Fidelis Insurance
Holdings Ltd.
96,892
0.0
751  Fidelity D&D Bancorp,
Inc.
37,054
0.0
2,038  Financial Institutions,
Inc.
51,908
0.0
1,875
First Bancorp, Inc.
49,350
0.0
16,688  First BanCorp/Puerto
Rico
353,285
0.1
4,254  First Bancorp/Southern
Pines NC
176,924
0.1
3,242
First Bancshares, Inc.
104,165
0.0
5,772
First Busey Corp.
150,187
0.1
10,704  First Commonwealth
Financial Corp.
183,574
0.1
2,277  First Community
Bankshares, Inc.
98,253
0.0
9,687
First Financial Bancorp
244,403
0.1
13,519  First Financial
Bankshares, Inc.
500,338
0.2
1,541
First Financial Corp.
67,573
0.0
6,170
First Foundation, Inc.
38,501
0.0
8,052  First Interstate
BancSystem, Inc.
- Class A
247,035
0.1
6,146
First Merchants Corp.
228,631
0.1
2,807  First Mid Bancshares,
Inc.
109,220
0.0
4,059  FirstCash Holdings,
Inc.
465,973
0.2
2,086
Five Star Bancorp
62,017
0.0
3,373  Flushing Financial
Corp.
49,178
0.0
12,490
(1)
Flywire Corp.
204,711
0.1
13,109
(1)
Forge Global Holdings,
Inc.
17,173
0.0
9,915  Franklin BSP Realty
Trust, Inc.
129,490
0.1
18,514
Fulton Financial Corp.
335,659
0.1
5,594  GCM Grosvenor, Inc.
- Class A
63,324
0.0
43,682
(1)
Genworth Financial,
Inc. - Class A
299,222
0.1
3,219  German American
Bancorp, Inc.
124,736
0.1
11,799
Glacier Bancorp, Inc.
539,214
0.2
2,330
(1)
Goosehead Insurance,
Inc. - Class A
208,069
0.1
1,216  Great Southern
Bancorp, Inc.
69,689
0.0
6,027
(1)
Green Dot Corp.
- Class A
70,576
0.0
1,001  Greene County
Bancorp, Inc.
30,931
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
4,168
(1)
Greenlight Capital Re
Ltd. - Class A
$ 56,893
0.0
4,090
(1)
Hamilton Insurance
Group Ltd. - Class B
79,101
0.0
4,010  Hamilton Lane, Inc.
- Class A
675,244
0.2
8,836  Hancock Whitney
Corp.
452,138
0.2
3,508
Hanmi Financial Corp.
65,249
0.0
11,694  Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
403,092
0.1
5,570  HarborOne Bancorp,
Inc.
72,299
0.0
853
HCI Group, Inc.
91,322
0.0
4,408  Heartland Financial
USA, Inc.
249,934
0.1
7,443  Heritage Commerce
Corp.
73,537
0.0
4,162  Heritage Financial
Corp.
90,607
0.0
2,450
(1)
Heritage Insurance
Holdings, Inc.
29,988
0.0
4,702
Hilltop Holdings, Inc.
151,216
0.1
191  Hingham Institution For
Savings The
46,472
0.0
2,088
(1)
Hippo Holdings, Inc.
35,245
0.0
1,133
Home Bancorp, Inc.
50,509
0.0
19,599  Home BancShares,
Inc.
530,937
0.2
2,146
HomeStreet, Inc.
33,821
0.0
2,032  HomeTrust
Bancshares, Inc.
69,251
0.0
12,201
Hope Bancorp, Inc.
153,245
0.1
4,309  Horace Mann
Educators Corp.
150,600
0.1
5,212
Horizon Bancorp, Inc.
81,047
0.0
4,341  Independent Bank
Corp.
256,683
0.1
2,469  Independent Bank
Corp. Michigan
82,341
0.0
3,734  Independent Bank
Group, Inc.
215,302
0.1
5,590  International
Bancshares Corp.
334,226
0.1
3,541
(1)
International Money
Express, Inc.
65,473
0.0
4,987  Invesco Mortgage
Capital, Inc.
46,828
0.0
172
Investors Title Co.
39,526
0.0
7,987  Jackson Financial, Inc.
- Class A
728,654
0.3
4,043  James River Group
Holdings Ltd.
25,350
0.0
1,797  John Marshall
Bancorp, Inc.
35,545
0.0
6,710
Kearny Financial Corp.
46,098
0.0
6,875  KKR Real Estate
Finance Trust, Inc.
84,906
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
12,958
Ladder Capital Corp.
$ 150,313
0.1
2,630  Lakeland Financial
Corp.
171,266
0.1
5,337
(1)(2)
Lemonade, Inc.
88,007
0.0
11,475
(1)
LendingClub Corp.
131,159
0.1
1,064
(1)
LendingTree, Inc.
61,744
0.0
3,640  Live Oak Bancshares,
Inc.
172,427
0.1
11,114
(1)
Maiden Holdings Ltd.
19,672
0.0
48,159
(1)
Marqeta, Inc. - Class A
236,942
0.1
6,106
MBIA, Inc.
21,798
0.0
1,910
Mercantile Bank Corp.
83,505
0.0
1,868
Merchants Bancorp
83,985
0.0
2,802
Mercury General Corp.
176,470
0.1
2,400  Metrocity Bankshares,
Inc.
73,488
0.0
1,200
(1)
Metropolitan Bank
Holding Corp.
63,096
0.0
11,285
MFA Financial, Inc.
143,545
0.1
1,966  Mid Penn Bancorp,
Inc.
58,646
0.0
1,173
Middlefield Banc Corp.
33,782
0.0
2,660  Midland States
Bancorp, Inc.
59,531
0.0
1,962  MidWestOne Financial
Group, Inc.
55,976
0.0
7,357
Moelis & Co. - Class A
504,028
0.2
946
(1)
Moneylion, Inc.
39,306
0.0
6,659
(1)
Mr Cooper Group, Inc.
613,827
0.2
1,850
MVB Financial Corp.
35,816
0.0
3,892  National Bank Holdings
Corp. - Class A
163,853
0.1
8,284
Navient Corp.
129,148
0.1
4,244
(1)
NB Bancorp, Inc.
78,769
0.0
4,840
NBT Bancorp, Inc.
214,073
0.1
1,540
Nelnet, Inc. - Class A
174,451
0.1
4,393
(1)
NerdWallet, Inc.
- Class A
55,835
0.0
26,509  New York Community
Bancorp, Inc.
297,696
0.1
11,343  New York Mortgage
Trust, Inc.
71,801
0.0
2,946
NewtekOne, Inc.
36,707
0.0
1,477  Nicolet Bankshares,
Inc.
141,245
0.1
8,170
(1)
NMI Holdings, Inc.
- Class A
336,522
0.1
877
Northeast Bank
67,643
0.0
4,609  Northfield Bancorp,
Inc.
53,464
0.0
705
Northrim BanCorp, Inc.
50,210
0.0
13,121  Northwest Bancshares,
Inc.
175,559
0.1
1,255  Norwood Financial
Corp.
34,613
0.0
6,284  OceanFirst Financial
Corp.
116,820
0.1
4,862
OFG Bancorp
218,401
0.1
32,499
Old National Bancorp
606,431
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
5,221  Old Second Bancorp,
Inc.
$ 81,395
0.0
11,324
(1)
Open Lending Corp.
69,303
0.0
686  Orange County
Bancorp, Inc.
41,380
0.0
7,169  Orchid Island Capital,
Inc.
58,929
0.0
3,361
Origin Bancorp, Inc.
108,090
0.0
2,080  Orrstown Financial
Services, Inc.
74,797
0.0
20,230
(1)
Oscar Health, Inc.
- Class A
429,078
0.2
4,585
P10, Inc. - Class A
49,105
0.0
9,805  Pacific Premier
Bancorp, Inc.
246,694
0.1
19,627
(1)
Pagseguro Digital Ltd.
- Class A
168,988
0.1
2,542
(1)
Palomar Holdings, Inc.
240,651
0.1
1,506
Park National Corp.
252,978
0.1
2,628  Pathward Financial,
Inc.
173,474
0.1
6,027  Patria Investments Ltd.
- Class A
67,322
0.0
29,495
(1)
Payoneer Global, Inc.
222,097
0.1
3,427
(1)
Paysafe Ltd.
76,868
0.0
2,045  Peapack-Gladstone
Financial Corp.
56,053
0.0
2,792  PennyMac Financial
Services, Inc.
318,204
0.1
9,503  PennyMac Mortgage
Investment Trust
135,513
0.1
3,943
Peoples Bancorp, Inc.
118,645
0.1
1,200  Peoples Financial
Services Corp.
56,256
0.0
5,585  Perella Weinberg
Partners
107,846
0.0
1,801
Piper Sandler Cos.
511,142
0.2
2,469  PJT Partners, Inc.
- Class A
329,216
0.1
892
Plumas Bancorp
36,376
0.0
4,142
(1)
PRA Group, Inc.
92,615
0.0
1,354  Preferred Bank/Los
Angeles CA
108,658
0.0
4,069  Premier Financial
Corp.
95,540
0.0
2,493
(1)
Priority Technology
Holdings, Inc.
17,027
0.0
5,681
(1)
ProAssurance Corp.
85,442
0.0
4,331
PROG Holdings, Inc.
210,010
0.1
12,876  Provident Financial
Services, Inc.
238,979
0.1
1,846
QCR Holdings, Inc.
136,659
0.1
15,827
Radian Group, Inc.
549,039
0.2
17,541
(2)
Ready Capital Corp.
133,838
0.1
832  Red River Bancshares,
Inc.
43,264
0.0
14,731
Redwood Trust, Inc.
113,871
0.0
1,070  Regional Management
Corp.
35,000
0.0
15,214
(1)
Remitly Global, Inc.
203,715
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
6,090
Renasant Corp.
$ 197,925
0.1
1,203  Republic Bancorp, Inc.
- Class A
78,556
0.0
957
(1)
Root, Inc. - Class A
36,155
0.0
4,100
S&T Bancorp, Inc.
172,077
0.1
1,641  Safety Insurance
Group, Inc.
134,201
0.1
4,614  Sandy Spring Bancorp,
Inc.
144,741
0.1
8,731  Seacoast Banking
Corp. of Florida
232,681
0.1
6,372  Selective Insurance
Group, Inc.
594,508
0.2
15,211
(1)
Selectquote, Inc.
33,008
0.0
5,241  ServisFirst
Bancshares, Inc.
421,638
0.2
242
(1)
Sezzle, Inc.
41,283
0.0
12,676  Simmons First National
Corp. - Class A
273,041
0.1
10,468
(1)
SiriusPoint Ltd.
150,111
0.1
3,904
(1)
Skyward Specialty
Insurance Group, Inc.
159,010
0.1
2,343
SmartFinancial, Inc.
68,275
0.0
1,795  South Plains Financial,
Inc.
60,886
0.0
1,270
(1)
Southern First
Bancshares, Inc.
43,282
0.0
1,225  Southern Missouri
Bancorp, Inc.
69,200
0.0
3,284  Southside Bancshares,
Inc.
109,784
0.0
7,903
SouthState Corp.
768,014
0.3
5,495
Stellar Bancorp, Inc.
142,266
0.1
6,555  StepStone Group, Inc.
- Class A
372,521
0.1
2,796  Stewart Information
Services Corp.
208,973
0.1
2,754  Stock Yards Bancorp,
Inc.
170,720
0.1
29,868
(1)
StoneCo Ltd. - Class A
336,314
0.1
2,840
(1)
StoneX Group, Inc.
232,539
0.1
4,734
(1)
Texas Capital
Bancshares, Inc.
338,292
0.1
1,867
(1)
Third Coast
Bancshares, Inc.
49,980
0.0
2,964
Tiptree, Inc.
58,005
0.0
1,522  Tompkins Financial
Corp.
87,956
0.0
7,290  Towne Bank/
Portsmouth VA
241,007
0.1
6,611  TPG RE Finance Trust,
Inc.
56,392
0.0
3,521
TriCo Bancshares
150,171
0.1
2,285
(1)
Triumph Financial, Inc.
181,749
0.1
3,412
(1)
Trupanion, Inc.
143,236
0.1
2,369  TrustCo Bank Corp.
NY
78,343
0.0
6,345
Trustmark Corp.
201,898
0.1
11,260  Two Harbors
Investment Corp.
156,289
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
4,639
UMB Financial Corp.
$ 487,605
0.2
13,617  United Bankshares,
Inc.
505,191
0.2
12,167  United Community
Banks, Inc.
353,816
0.1
2,604
United Fire Group, Inc.
54,502
0.0
2,825  Universal Insurance
Holdings, Inc.
62,602
0.0
3,544
Univest Financial Corp.
99,728
0.0
8,059
(1)(2)
Upstart Holdings, Inc.
322,441
0.1
44,539  Valley National
Bancorp
403,523
0.1
5,533
Veritex Holdings, Inc.
145,629
0.1
4,259  Victory Capital
Holdings, Inc. - Class A
235,949
0.1
701  Virtus Investment
Partners, Inc.
146,824
0.1
3,320
Walker & Dunlop, Inc.
377,119
0.1
6,808  Washington Federal,
Inc.
237,259
0.1
2,066  Washington Trust
Bancorp, Inc.
66,546
0.0
2,477  Waterstone Financial,
Inc.
36,412
0.0
6,009
WesBanco, Inc.
178,948
0.1
2,316
West BanCorp, Inc.
44,027
0.0
2,773
Westamerica BanCorp
137,042
0.1
14,609
WisdomTree, Inc.
145,944
0.1
422
(1)
World Acceptance
Corp.
49,788
0.0
6,064
WSFS Financial Corp.
309,203
0.1
49,710,248
17.3
Health Care : 17.0%
5,156
(1)
2seventy bio, Inc.
24,336
0.0
5,310
(1)
4D Molecular
Therapeutics, Inc.
57,401
0.0
8,808
(1)
89bio, Inc.
65,179
0.0
8,310
(1)
Absci Corp.
31,744
0.0
12,291
(1)
ACADIA
Pharmaceuticals, Inc.
189,036
0.1
8,584
(1)
Accolade, Inc.
33,048
0.0
10,854
(1)
Accuray, Inc.
19,537
0.0
8,170
(1)
ACELYRIN, Inc.
40,278
0.0
4,947
(1)
Achieve Life Sciences,
Inc.
23,449
0.0
10,620
(1)
AdaptHealth Corp.
119,263
0.1
12,857
(1)
Adaptive
Biotechnologies Corp.
65,828
0.0
9,122
(1)
ADC Therapeutics SA
28,734
0.0
1,790
(1)
Addus HomeCare
Corp.
238,124
0.1
23,317
(1)
ADMA Biologics, Inc.
466,107
0.2
2,302
(1)
Adverum
Biotechnologies, Inc.
16,160
0.0
2,173
(1)
Agenus, Inc.
11,908
0.0
32,167
(1)
agilon health, Inc.
126,416
0.1
5,796
(1)
Agios
Pharmaceuticals, Inc.
257,516
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
21,849
(1)
Akebia Therapeutics,
Inc.
$ 28,841
0.0
6,969
(1)
Akero Therapeutics,
Inc.
199,941
0.1
5,332
(1)
Aldeyra Therapeutics,
Inc.
28,739
0.0
9,043
(1)
Alector, Inc.
42,140
0.0
10,588
(1)
Alignment Healthcare,
Inc.
125,150
0.1
17,018
(1)
Alkermes PLC
476,334
0.2
13,154
(1)(2)
Allogene Therapeutics,
Inc.
36,831
0.0
10,836
(1)
Alphatec Holdings, Inc.
60,248
0.0
7,556
(1)
Altimmune, Inc.
46,394
0.0
2,279
(1)
Alto Neuroscience, Inc.
26,072
0.0
5,151
(1)
ALX Oncology
Holdings, Inc.
9,375
0.0
30,227
(1)
Amicus Therapeutics,
Inc.
322,824
0.1
3,924
(1)
AMN Healthcare
Services, Inc.
166,338
0.1
16,463
(1)
Amneal
Pharmaceuticals, Inc.
136,972
0.1
3,966
(1)
Amphastar
Pharmaceuticals, Inc.
192,470
0.1
2,135
(1)
AnaptysBio, Inc.
71,523
0.0
8,170
(1)(2)
Anavex Life Sciences
Corp.
46,406
0.0
4,605
(1)
AngioDynamics, Inc.
35,827
0.0
1,944
(1)
ANI Pharmaceuticals,
Inc.
115,979
0.1
1,806
(1)
Anika Therapeutics,
Inc.
44,608
0.0
9,740
(1)
Annexon, Inc.
57,661
0.0
3,923
(1)
Apogee Therapeutics,
Inc.
230,437
0.1
4,450
(1)
Apollo Medical
Holdings, Inc.
257,833
0.1
10,189
(1)
Applied Therapeutics,
Inc.
86,607
0.0
7,856
(1)(2)
Aquestive
Therapeutics, Inc.
39,123
0.0
15,662
(1)
Arbutus Biopharma
Corp.
60,299
0.0
4,464
(1)
Arcellx, Inc.
372,789
0.1
2,480
(1)
Arcturus Therapeutics
Holdings, Inc.
57,561
0.0
5,753
(1)
Arcus Biosciences, Inc.
87,963
0.0
10,982
(1)
Arcutis
Biotherapeutics, Inc.
102,133
0.0
23,961
(1)
Ardelyx, Inc.
165,091
0.1
2,792
(1)
ArriVent Biopharma,
Inc.
65,612
0.0
12,253
(1)
Arrowhead
Pharmaceuticals, Inc.
237,341
0.1
5,331
(1)(2)
ARS Pharmaceuticals,
Inc.
77,299
0.0
1,436
(1)
Artiva Biotherapeutics,
Inc.
22,186
0.0
4,190
(1)
Artivion, Inc.
111,538
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
6,590
(1)
Arvinas, Inc.
$ 162,312
0.1
4,951
(1)
Astria Therapeutics,
Inc.
54,511
0.0
10,160
(1)
Atea Pharmaceuticals,
Inc.
34,036
0.0
14,617
(1)
Atossa Therapeutics,
Inc.
22,218
0.0
4,910
(1)
AtriCure, Inc.
137,676
0.1
5,231
(1)
Aura Biosciences, Inc.
46,608
0.0
14,404
(1)
Aurinia
Pharmaceuticals, Inc.
105,581
0.0
9,584
(1)
Avadel
Pharmaceuticals PLC
125,694
0.1
4,896
(1)
Avanos Medical, Inc.
117,651
0.1
5,705
(1)
Aveanna Healthcare
Holdings, Inc.
29,666
0.0
6,706
(1)
Avid Bioservices, Inc.
76,314
0.0
11,223
(1)
Avidity Biosciences,
Inc.
515,472
0.2
2,778
(1)
Avita Medical, Inc.
29,780
0.0
4,529
(1)
Axogen, Inc.
63,497
0.0
5,338
(1)
Axonics, Inc.
371,525
0.1
3,753
(1)
Axsome Therapeutics,
Inc.
337,282
0.1
7,839
(1)
Beam Therapeutics,
Inc.
192,055
0.1
21,319
(1)
BioCryst
Pharmaceuticals, Inc.
162,024
0.1
7,790
(1)
Biohaven Ltd.
389,266
0.1
3,735
(1)
BioLife Solutions, Inc.
93,524
0.0
2,834
(1)
Biomea Fusion, Inc.
28,623
0.0
3,159
(1)
Biote Corp. - Class A
17,627
0.0
4,196
(1)
Bioventus, Inc. - Class
A
50,142
0.0
4,600
(1)
Black Diamond
Therapeutics, Inc.
20,010
0.0
20,880
(1)
Bluebird Bio, Inc.
10,847
0.0
6,546
(1)
Blueprint Medicines
Corp.
605,505
0.2
14,615
(1)
Bridgebio Pharma, Inc.
372,098
0.1
5,741
(1)
BrightSpring Health
Services, Inc.
84,278
0.0
20,046
(1)
Brookdale Senior
Living, Inc.
136,112
0.1
6,351
(1)
C4 Therapeutics, Inc.
36,201
0.0
5,143
(1)(2)
Cabaletta Bio, Inc.
24,275
0.0
2,128
(1)
Candel Therapeutics,
Inc.
14,747
0.0
5,331
(1)
Cardiff Oncology, Inc.
14,234
0.0
5,198
(1)
CareDx, Inc.
162,308
0.1
3,457
(1)(2)
Cargo Therapeutics,
Inc.
63,782
0.0
8,602
(1)
Caribou Biosciences,
Inc.
16,860
0.0
802
(1)(2)
Cartesian
Therapeutics, Inc.
12,928
0.0
4,239
(1)(2)
Cassava Sciences,
Inc.
124,754
0.1
2,747
(1)
Castle Biosciences,
Inc.
78,344
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
11,495
(1)
Catalyst
Pharmaceuticals, Inc.
$ 228,521
0.1
2,670
(1)
Celcuity, Inc.
39,810
0.0
6,652
(1)
Celldex Therapeutics,
Inc.
226,101
0.1
5,534
(1)
Century Therapeutics,
Inc.
9,463
0.0
20,635
(1)
Cerus Corp.
35,905
0.0
632
(1)
CervoMed, Inc.
9,227
0.0
4,918
(1)
CG oncology, Inc.
185,556
0.1
5,963
(1)
ChromaDex Corp.
21,765
0.0
2,481
(1)
Cibus, Inc.
8,088
0.0
7,656
(1)
Codexis, Inc.
23,580
0.0
9,591
(1)
Cogent Biosciences,
Inc.
103,583
0.0
11,813
(1)
Coherus Biosciences,
Inc.
12,286
0.0
3,397
(1)
Collegium
Pharmaceutical, Inc.
131,260
0.1
13,502
(1)
Community Health
Systems, Inc.
81,957
0.0
11,486
(1)
Compass
Therapeutics, Inc.
21,134
0.0
2,346
(1)
Concentra Group
Holdings Parent, Inc.
52,457
0.0
3,165
CONMED Corp.
227,627
0.1
800
(1)
Contineum
Therapeutics, Inc.
- Class A
15,312
0.0
1,190
(1)
Corbus
Pharmaceuticals
Holdings, Inc.
24,550
0.0
8,405
(1)
Corcept Therapeutics,
Inc.
388,983
0.1
5,865
(1)(2)
CorMedix, Inc.
47,389
0.0
920
(1)
CorVel Corp.
300,739
0.1
8,031
(1)
Crinetics
Pharmaceuticals, Inc.
410,384
0.2
3,839
(1)
Cross Country
Healthcare, Inc.
51,596
0.0
4,869
(1)
CryoPort, Inc.
39,488
0.0
5,247
(1)
Cullinan Oncology, Inc.
87,835
0.0
1,474
(1)
CVRx, Inc.
12,986
0.0
13,246
(1)
Cytek Biosciences, Inc.
73,383
0.0
11,957
(1)
Cytokinetics, Inc.
631,330
0.2
5,557
(1)
Day One
Biopharmaceuticals,
Inc.
77,409
0.0
6,422
(1)
Definitive Healthcare
Corp.
28,706
0.0
12,850
(1)
Denali Therapeutics,
Inc.
374,320
0.1
3,322
(1)
Design Therapeutics,
Inc.
17,872
0.0
2,542
(1)(2)
Dianthus Therapeutics,
Inc.
69,600
0.0
2,006
(1)
Disc Medicine, Inc.
98,575
0.0
11,625
(1)
DocGo, Inc.
38,595
0.0
13,640
(1)
Dynavax Technologies
Corp.
151,950
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
8,348
(1)
Dyne Therapeutics,
Inc.
$ 299,860
0.1
7,511
(1)
Edgewise
Therapeutics, Inc.
200,469
0.1
9,356
(1)
Editas Medicine, Inc.
31,904
0.0
3,304
(1)
Eliem Therapeutics,
Inc.
16,817
0.0
6,203
Embecta Corp.
87,462
0.0
2,579
(1)
Enanta
Pharmaceuticals, Inc.
26,718
0.0
5,591
(1)
Enhabit, Inc.
44,169
0.0
3,751
(1)
Enliven Therapeutics,
Inc.
95,801
0.0
5,789
Ensign Group, Inc.
832,574
0.3
2,812
(1)
Entrada Therapeutics,
Inc.
44,936
0.0
17,812
(1)
Erasca, Inc.
48,627
0.0
20,863
(1)
Esperion Therapeutics,
Inc.
34,424
0.0
12,021
(1)
Evolent Health, Inc.
- Class A
339,954
0.1
5,864
(1)
Evolus, Inc.
94,997
0.0
5,422
(1)
EyePoint
Pharmaceuticals, Inc.
43,322
0.0
11,006
(1)
Fate Therapeutics, Inc.
38,521
0.0
2,709
(1)
Foghorn Therapeutics,
Inc.
25,221
0.0
7,421
(1)
Fulcrum Therapeutics,
Inc.
26,493
0.0
2,394
(1)
Fulgent Genetics, Inc.
52,022
0.0
1,303
(1)
GeneDx Holdings
Corp.
55,299
0.0
5,510
(1)
Generation Bio Co.
13,610
0.0
60,312
(1)
Geron Corp.
273,816
0.1
5,106
(1)
Glaukos Corp.
665,210
0.2
12,265
(1)
Guardant Health, Inc.
281,359
0.1
941
(1)
Gyre Therapeutics, Inc.
11,800
0.0
5,211
(1)
Haemonetics Corp.
418,860
0.2
13,025
(1)
Halozyme
Therapeutics, Inc.
745,551
0.3
3,141
(1)
Harmony Biosciences
Holdings, Inc.
125,640
0.1
3,182
(1)
Harrow, Inc.
143,063
0.1
6,620
(1)
Health Catalyst, Inc.
53,887
0.0
8,845
(1)
HealthEquity, Inc.
723,963
0.3
2,792
HealthStream, Inc.
80,521
0.0
13,541
(1)
Heron Therapeutics,
Inc.
26,947
0.0
19,763
(1)
Hims & Hers Health,
Inc.
364,034
0.1
9,538
(1)
Humacyte, Inc.
51,887
0.0
2,221
(1)
ICU Medical, Inc.
404,711
0.2
8,516
(1)
Ideaya Biosciences,
Inc.
269,787
0.1
1,591
(1)(2)
IGM Biosciences, Inc.
26,315
0.0
15,033
(1)(2)
ImmunityBio, Inc.
55,923
0.0
5,435
(1)(2)
Immunome, Inc.
79,460
0.0
5,961
(1)
Immunovant, Inc.
169,948
0.1
5,470
(1)
Inari Medical, Inc.
225,583
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,382
(1)
Inhibrx Biosciences,
Inc.
$ 21,642
0.0
8,168
(1)
Inmode Ltd.
138,448
0.1
5,777
(1)
Innoviva, Inc.
111,554
0.1
2,537
(1)
Inogen, Inc.
24,609
0.0
3,176
(1)
Inovio
Pharmaceuticals, Inc.
18,357
0.0
6,435
(1)
Inozyme Pharma, Inc.
33,655
0.0
16,398
(1)
Insmed, Inc.
1,197,054
0.4
3,454
(1)
Integer Holdings Corp.
449,020
0.2
7,045
(1)
Integra LifeSciences
Holdings Corp.
128,008
0.1
9,807
(1)
Intellia Therapeutics,
Inc.
201,534
0.1
11,054
(1)
Invivyd, Inc.
11,275
0.0
26,216
(1)
Iovance
Biotherapeutics, Inc.
246,168
0.1
1,014
iRadimed Corp.
50,994
0.0
3,225
(1)
iRhythm Technologies,
Inc.
239,424
0.1
15,477
(1)
Ironwood
Pharmaceuticals, Inc.
63,765
0.0
3,025
(1)
iTeos Therapeutics,
Inc.
30,885
0.0
2,887
(1)
Janux Therapeutics,
Inc.
131,156
0.1
1,182
(1)
Jasper Therapeutics,
Inc.
22,233
0.0
1,684
(1)
Joint Corp.
19,265
0.0
4,389
(1)(2)
KalVista
Pharmaceuticals, Inc.
50,825
0.0
3,029
(1)
Keros Therapeutics,
Inc.
175,894
0.1
3,925
(1)
Kiniksa
Pharmaceuticals
International PLC
98,086
0.0
636
(1)
Korro Bio, Inc.
21,255
0.0
2,576
(1)
Krystal Biotech, Inc.
468,909
0.2
7,481
(1)
Kura Oncology, Inc.
146,179
0.1
4,573
(1)
Kymera Therapeutics,
Inc.
216,440
0.1
1,850
(1)
Kyverna Therapeutics,
Inc.
9,046
0.0
7,212
(1)
Lantheus Holdings,
Inc.
791,517
0.3
4,758
(1)
Larimar Therapeutics,
Inc.
31,165
0.0
2,091
LeMaitre Vascular, Inc.
194,233
0.1
1,472
(2)
LENZ Therapeutics,
Inc.
34,945
0.0
2,531
(1)
Lexeo Therapeutics,
Inc.
22,880
0.0
11,823
(1)
Lexicon
Pharmaceuticals, Inc.
18,562
0.0
3,068
(1)
Lifecore Biomedical,
Inc.
15,125
0.0
3,807
(1)
LifeMD, Inc.
19,949
0.0
14,399
(1)
LifeStance Health
Group, Inc.
100,793
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,758
(1)
Ligand
Pharmaceuticals, Inc.
$ 175,958
0.1
17,951
(1)
Lineage Cell
Therapeutics, Inc.
16,251
0.0
6,191
(1)
Liquidia Corp.
61,910
0.0
5,630
(1)
LivaNova PLC
295,800
0.1
3,369
(1)
Longboard
Pharmaceuticals, Inc.
112,289
0.1
16,660
(1)
Lyell Immunopharma,
Inc.
22,991
0.0
6,585
(1)
MacroGenics, Inc.
21,665
0.0
1,824
(1)
Madrigal
Pharmaceuticals, Inc.
387,089
0.1
27,431
(1)
MannKind Corp.
172,541
0.1
11,620
(1)
Maravai LifeSciences
Holdings, Inc. - Class A
96,562
0.0
11,850
(1)
MaxCyte, Inc.
46,096
0.0
5,505
(1)
MeiraGTx Holdings
PLC
22,956
0.0
5,960
(1)
Merit Medical Systems,
Inc.
589,027
0.2
12,234
(1)
Mersana Therapeutics,
Inc.
23,122
0.0
564  Mesa Laboratories,
Inc.
73,241
0.0
12,701
(1)
MiMedx Group, Inc.
75,063
0.0
7,922
(1)
Mind Medicine
MindMed, Inc.
45,076
0.0
3,234
(1)
Mineralys
Therapeutics, Inc.
39,164
0.0
4,068
(1)
Mirum
Pharmaceuticals, Inc.
158,652
0.1
1,429
(1)
ModivCare, Inc.
20,406
0.0
4,524
(1)
Monte Rosa
Therapeutics, Inc.
23,977
0.0
9,178
(1)
Myriad Genetics, Inc.
251,385
0.1
6,073
(1)(2)
Nano-X Imaging Ltd.
36,924
0.0
1,334  National HealthCare
Corp.
167,777
0.1
1,945  National Research
Corp.
44,463
0.0
18,651
(1)
Nektar Therapeutics
24,246
0.0
22,627
(1)
Neogen Corp.
380,360
0.1
13,153
(1)
NeoGenomics, Inc.
194,007
0.1
8,776
(1)
Neumora
Therapeutics, Inc.
115,931
0.1
1,141
(1)
Neurogene, Inc.
47,876
0.0
3,959
(1)
Nevro Corp.
22,131
0.0
5,453
(1)(2)
Nkarta, Inc.
24,648
0.0
14,670
(1)
Novavax, Inc.
185,282
0.1
10,977
(1)
Novocure Ltd.
171,571
0.1
6,572
(1)
Nurix Therapeutics,
Inc.
147,673
0.1
3,610
(1)
Nuvalent, Inc. - Class A
369,303
0.1
19,807
(1)
Nuvation Bio, Inc.
45,358
0.0
29,011
(1)
Ocugen, Inc.
28,785
0.0
16,048
(1)
Ocular Therapeutix,
Inc.
139,618
0.1
4,355
(1)
Olema
Pharmaceuticals, Inc.
51,999
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
6,013
(1)
Omeros Corp.
$ 23,872
0.0
11,146
(1)
OmniAb, Inc.
47,148
0.0
4,690
(1)
Omnicell, Inc.
204,484
0.1
36,072
(1)(2)
OPKO Health, Inc.
53,747
0.0
2,502
(1)
OptimizeRx Corp.
19,315
0.0
17,887
(1)
Option Care Health,
Inc.
559,863
0.2
8,755
(1)
OraSure Technologies,
Inc.
37,384
0.0
2,581
(1)
Orchestra BioMed
Holdings, Inc.
13,266
0.0
7,950
(1)
Organogenesis
Holdings, Inc.
22,737
0.0
6,594
(1)
ORIC
Pharmaceuticals, Inc.
67,589
0.0
3,736
(1)
Orthofix Medical, Inc.
58,356
0.0
1,851
(1)
OrthoPediatrics Corp.
50,181
0.0
1,482
(1)
Outlook Therapeutics,
Inc.
7,914
0.0
7,869
(1)
Owens & Minor, Inc.
123,465
0.1
29,819
(1)
Pacific Biosciences of
California, Inc.
50,692
0.0
4,838
(1)
Pacira BioSciences,
Inc.
72,812
0.0
4,070
(1)
PACS Group, Inc.
162,678
0.1
5,316
(1)(2)
Paragon 28, Inc.
35,511
0.0
8,205
Patterson Cos., Inc.
179,197
0.1
9,054
(1)
Pediatrix Medical
Group, Inc.
104,936
0.0
3,161
(1)
Pennant Group, Inc.
112,848
0.1
1,723
(1)
PepGen, Inc.
14,732
0.0
5,531
(1)
Perspective
Therapeutics, Inc.
73,839
0.0
2,875
(1)
PetIQ, Inc.
88,464
0.0
3,671
(1)
Phathom
Pharmaceuticals, Inc.
66,372
0.0
2,412  Phibro Animal Health
Corp. - Class A
54,318
0.0
5,680
(1)
Phreesia, Inc.
129,447
0.1
6,176
(1)
Pliant Therapeutics,
Inc.
69,233
0.0
8,198
(1)
Poseida Therapeutics,
Inc.
23,446
0.0
1,798
(1)
Praxis Precision
Medicines, Inc.
103,457
0.0
18,145
(1)
Precigen, Inc.
17,185
0.0
5,043
(1)
Prestige Consumer
Healthcare, Inc.
363,600
0.1
6,092
(1)(2)
Prime Medicine, Inc.
23,576
0.0
10,539
(1)
Privia Health Group,
Inc.
191,915
0.1
4,391
(1)
PROCEPT
BioRobotics Corp.
351,807
0.1
8,757
(1)
Progyny, Inc.
146,767
0.1
11,647
(1)
ProKidney Corp.
22,362
0.0
6,031
(1)
Protagonist
Therapeutics, Inc.
271,395
0.1
4,444
(1)
Prothena Corp. PLC
74,348
0.0
7,845
(1)
PTC Therapeutics, Inc.
291,049
0.1
4,396
(1)
Pulmonx Corp.
36,443
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,873
(1)
Pulse Biosciences, Inc.
$ 32,852
0.0
4,925
(1)
Puma Biotechnology,
Inc.
12,559
0.0
5,449
(1)
Pyxis Oncology, Inc.
19,998
0.0
648
(1)
Q32 Bio, Inc.
28,914
0.0
3,957
(1)
Quanterix Corp.
51,283
0.0
13,615
(1)
Quantum-Si, Inc.
12,011
0.0
6,872
(1)
RadNet, Inc.
476,848
0.2
944
(1)
Rapport Therapeutics,
Inc.
19,333
0.0
24,697
(1)(2)
Recursion
Pharmaceuticals, Inc.
- Class A
162,753
0.1
5,063
(1)
REGENXBIO, Inc.
53,111
0.0
10,668
(1)
Relay Therapeutics,
Inc.
75,529
0.0
6,178
(1)
Replimune Group, Inc.
67,711
0.0
11,138
(1)
Revance Therapeutics,
Inc.
57,806
0.0
15,879
(1)
Revolution Medicines,
Inc.
720,113
0.3
5,640
(1)
Rhythm
Pharmaceuticals, Inc.
295,480
0.1
2,018
(1)
Rigel Pharmaceuticals,
Inc.
32,651
0.0
6,802
(1)
Rocket
Pharmaceuticals, Inc.
125,633
0.1
3,704
(1)
RxSight, Inc.
183,089
0.1
5,938
(1)
Sage Therapeutics,
Inc.
42,872
0.0
14,147
(1)
Sana Biotechnology,
Inc.
58,852
0.0
11,076
(1)
Savara, Inc.
46,962
0.0
7,412
(1)
Scholar Rock Holding
Corp.
59,370
0.0
5,779
(1)
Schrodinger, Inc./
United States
107,200
0.0
3,638
(1)
scPharmaceuticals,
Inc.
16,589
0.0
11,233  Select Medical
Holdings Corp.
391,695
0.1
512
(1)
Semler Scientific, Inc.
12,058
0.0
3,042
(1)
Sera Prognostics, Inc.
- Class A
23,728
0.0
4,268
(1)
Shattuck Labs, Inc.
14,895
0.0
4,475
(1)
SI-BONE, Inc.
62,560
0.0
5,257  SIGA Technologies,
Inc.
35,485
0.0
3,658
(1)
Sight Sciences, Inc.
23,045
0.0
1,758
Simulations Plus, Inc.
56,291
0.0
1,872
(1)
Skye Bioscience, Inc.
7,320
0.0
2,352
(1)
Soleno Therapeutics,
Inc.
118,752
0.1
2,347
(1)
Solid Biosciences, Inc.
16,359
0.0
7,057
(1)
SpringWorks
Therapeutics, Inc.
226,106
0.1
3,606
(1)
Spyre Therapeutics,
Inc.
106,052
0.0
5,109
(1)
STAAR Surgical Co.
189,799
0.1
32,643
(1)
Standard BioTools, Inc.
63,001
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
3,855
(1)
Stoke Therapeutics,
Inc.
$ 47,378
0.0
9,085
(1)
Summit Therapeutics,
Inc.
198,961
0.1
5,168
(1)
Supernus
Pharmaceuticals, Inc.
161,138
0.1
7,915
(1)
Surgery Partners, Inc.
255,180
0.1
1,446
(1)
Surmodics, Inc.
56,076
0.0
9,176
(1)
Sutro Biopharma, Inc.
31,749
0.0
8,434
(1)
Syndax
Pharmaceuticals, Inc.
162,355
0.1
2,781
(1)
Tactile Systems
Technology, Inc.
40,630
0.0
15,373
(1)
Talkspace, Inc.
32,130
0.0
6,729
(1)
Tandem Diabetes
Care, Inc.
285,377
0.1
5,379
(1)
Tango Therapeutics,
Inc.
41,418
0.0
3,811
(1)
Tarsus
Pharmaceuticals, Inc.
125,344
0.1
18,759
(1)
Taysha Gene
Therapies, Inc.
37,706
0.0
17,255
(1)
Teladoc Health, Inc.
158,401
0.1
6,206
(1)
Tenaya Therapeutics,
Inc.
11,978
0.0
6,223
(1)
Terns Pharmaceuticals,
Inc.
51,900
0.0
14,457
(1)
TG Therapeutics, Inc.
338,149
0.1
4,374
(1)
Theravance
Biopharma, Inc.
35,254
0.0
2,334
(1)
Third Harmonic Bio,
Inc.
31,626
0.0
2,475
Tourmaline Bio, Inc.
63,632
0.0
3,334
(1)
TransMedics Group,
Inc.
523,438
0.2
7,820
(1)
Travere Therapeutics,
Inc.
109,402
0.1
5,456
(1)
Treace Medical
Concepts, Inc.
31,645
0.0
7,113
(1)(2)
Trevi Therapeutics,
Inc.
23,757
0.0
4,711
(1)
TScan Therapeutics,
Inc.
23,461
0.0
5,935
(1)
Twist Bioscience Corp.
268,143
0.1
2,250
(1)
Tyra Biosciences, Inc.
52,897
0.0
750
(1)
UFP Technologies, Inc.
237,525
0.1
3,777
(1)
UroGen Pharma Ltd.
47,968
0.0
1,585  US Physical Therapy,
Inc.
134,139
0.1
457  Utah Medical Products,
Inc.
30,578
0.0
6,571
(1)
Vanda
Pharmaceuticals, Inc.
30,818
0.0
4,456
(1)
Varex Imaging Corp.
53,116
0.0
12,494
(1)
Vaxcyte, Inc.
1,427,689
0.5
6,600
(1)
Ventyx Biosciences,
Inc.
14,388
0.0
4,013
(1)
Vera Therapeutics, Inc.
177,375
0.1
7,890
(1)
Veracyte, Inc.
268,576
0.1
4,977
(1)
Vericel Corp.
210,278
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
7,781
(1)
Verve Therapeutics,
Inc.
$ 37,660
0.0
4,533
(1)
Viemed Healthcare,
Inc.
33,227
0.0
9,507
(1)
Vir Biotechnology, Inc.
71,207
0.0
6,469
(1)
Viridian Therapeutics,
Inc.
147,170
0.1
5,439
(1)
Voyager Therapeutics,
Inc.
31,818
0.0
8,094
(1)
WaVe Life Sciences
Ltd.
66,371
0.0
4,491
(1)
Waystar Holding Corp.
125,254
0.1
18,580
(1)
X4 Pharmaceuticals,
Inc.
12,436
0.0
2,529
(1)
XBiotech, Inc.
19,549
0.0
6,209
(1)
Xencor, Inc.
124,863
0.1
16,161
(1)
Xeris Biopharma
Holdings, Inc.
46,059
0.0
990
(1)
XOMA Corp.
26,215
0.0
4,024
(1)
Y-mAbs Therapeutics,
Inc.
52,916
0.0
6,109
(1)
Zentalis
Pharmaceuticals, Inc.
22,481
0.0
4,893
(1)
Zevra Therapeutics,
Inc.
33,957
0.0
2,899
(1)
Zimvie, Inc.
46,007
0.0
4,970
(1)
Zura Bio Ltd.
20,178
0.0
6,068
(1)
Zymeworks, Inc.
76,153
0.0
2,323
(1)
Zynex, Inc.
18,956
0.0
48,866,192
17.0
Industrials : 16.2%
8,124
(1)
374Water, Inc.
11,049
0.0
14,465
(1)
3D Systems Corp.
41,081
0.0
3,537
(1)
AAR Corp.
231,178
0.1
6,566
ABM Industries, Inc.
346,422
0.1
10,692
ACCO Brands Corp.
58,485
0.0
15,326
(1)
ACV Auctions, Inc.
- Class A
311,578
0.1
2,727
(1)
AeroVironment, Inc.
546,763
0.2
4,661
(1)
AerSale Corp.
23,538
0.0
5,530
(1)
Air Transport Services
Group, Inc.
89,531
0.0
1,070
Alamo Group, Inc.
192,739
0.1
3,200  Albany International
Corp. - Class A
284,320
0.1
43,747
(1)
Alight, Inc. - Class A
323,728
0.1
1,605
Allegiant Travel Co.
88,371
0.0
1,796
Allient, Inc.
34,106
0.0
3,374  Alta Equipment Group,
Inc.
22,741
0.0
3,335
(1)
Ameresco, Inc. - Class
A
126,530
0.1
3,573
(1)
American
Superconductor Corp.
84,323
0.0
1,619
(1)
American Woodmark
Corp.
151,296
0.1
2,316  Apogee Enterprises,
Inc.
162,155
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,016  Applied Industrial
Technologies, Inc.
$ 896,090
0.3
2,422
ArcBest Corp.
262,666
0.1
24,389
(1)
Archer Aviation, Inc.
- Class A
73,899
0.0
5,007
Arcosa, Inc.
474,463
0.2
1,285
Argan, Inc.
130,338
0.1
2,940  Aris Water Solutions,
Inc. - Class A
49,598
0.0
15,894
(1)
Array Technologies,
Inc.
104,900
0.0
4,673
(1)
ASGN, Inc.
435,664
0.2
2,515
Astec Industries, Inc.
80,329
0.0
3,175
(1)
Astronics Corp.
61,849
0.0
3,286
(1)
Asure Software, Inc.
29,738
0.0
3,838
Atkore, Inc.
325,232
0.1
3,050
AZZ, Inc.
251,960
0.1
4,794
Barnes Group, Inc.
193,726
0.1
2,834  Barrett Business
Services, Inc.
106,303
0.0
6,632
(1)
Beacon Roofing
Supply, Inc.
573,204
0.2
7,400
(1)
Blade Air Mobility, Inc.
21,756
0.0
11,415
(1)(2)
Blink Charging Co.
19,634
0.0
20,683
(1)(2)
Bloom Energy Corp.
- Class A
218,412
0.1
3,314
(1)
Blue Bird Corp.
158,939
0.1
905
(1)
BlueLinx Holdings, Inc.
95,405
0.0
4,119
Boise Cascade Co.
580,697
0.2
1,582
(1)
Bowman Consulting
Group Ltd.
38,095
0.0
5,803
(1)
BrightView Holdings,
Inc.
91,339
0.0
4,665
Brink's Co.
539,461
0.2
3,223  Brookfield Business
Corp. - Class A
81,639
0.0
1,848
(1)
Byrna Technologies,
Inc.
31,361
0.0
2,792
Cadre Holdings, Inc.
105,956
0.0
6,467
(1)
Casella Waste
Systems, Inc. - Class A
643,402
0.2
4,964
(1)
CBIZ, Inc.
334,028
0.1
3,141
(1)
CECO Environmental
Corp.
88,576
0.0
1,559
(1)
Centuri Holdings, Inc.
25,178
0.0
41,584
(1)
ChargePoint Holdings,
Inc.
56,970
0.0
4,493
(1)
Chart Industries, Inc.
557,761
0.2
1,800
(1)
Cimpress PLC
147,456
0.1
3,063  Columbus McKinnon
Corp.
110,268
0.0
5,503
(1)
Commercial Vehicle
Group, Inc.
17,885
0.0
3,708
(1)
Concrete Pumping
Holdings, Inc.
21,469
0.0
17,988
(1)
Conduent, Inc.
72,492
0.0
4,412
(1)
Construction Partners,
Inc. - Class A
307,958
0.1
11,493
(1)
CoreCivic, Inc.
145,386
0.1
4,471
Costamare, Inc.
70,284
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
978  Covenant Logistics
Group, Inc.
$ 51,677
0.0
720
CRA International, Inc.
126,230
0.1
1,737
CSW Industrials, Inc.
636,419
0.2
6,979
(1)
Custom Truck One
Source, Inc.
24,078
0.0
4,755
Deluxe Corp.
92,675
0.0
1,407
(1)
Distribution Solutions
Group, Inc.
54,184
0.0
2,501  Douglas Dynamics,
Inc.
68,978
0.0
6,263
(1)
Driven Brands
Holdings, Inc.
89,373
0.0
1,524
(1)
Ducommun, Inc.
100,325
0.0
1,406
(1)
DXP Enterprises, Inc.
75,024
0.0
2,963
(1)
Dycom Industries, Inc.
584,007
0.2
6,088
(1)
Energy Recovery, Inc.
105,870
0.0
12,140
(1)
Energy Vault Holdings,
Inc.
11,654
0.0
5,706  Enerpac Tool Group
Corp.
239,024
0.1
4,169
EnerSys
425,446
0.2
3,077
Ennis, Inc.
74,833
0.0
16,076
(1)(2)
Enovix Corp.
150,150
0.1
2,154
EnPro Industries, Inc.
349,336
0.1
8,513
(1)
Enviri Corp.
88,024
0.0
2,665  ESCO Technologies,
Inc.
343,732
0.1
5,274
Exponent, Inc.
607,987
0.2
6,262
Federal Signal Corp.
585,246
0.2
5,628
(1)
First Advantage Corp.
111,716
0.1
7,078
(1)
FiscalNote Holdings,
Inc.
9,060
0.0
6,319
(1)(2)
Fluence Energy, Inc.
143,504
0.1
17,904
(1)
Fluor Corp.
854,200
0.3
1,712
(1)
Forrester Research,
Inc.
30,833
0.0
2,657
Forward Air Corp.
94,058
0.0
1,388
(1)
Franklin Covey Co.
57,088
0.0
4,694  Franklin Electric Co.,
Inc.
492,025
0.2
12,386
(1)
Freyr Battery, Inc.
12,016
0.0
5,323
(1)
Frontier Group
Holdings, Inc.
28,478
0.0
10,624
FTAI Aviation Ltd.
1,411,930
0.5
10,612  FTAI Infrastructure,
Inc.
99,328
0.0
54,199
(1)
FuelCell Energy, Inc.
20,596
0.0
3,721
GATX Corp.
492,846
0.2
4,266  Genco Shipping &
Trading Ltd.
83,187
0.0
12,841
(1)
GEO Group, Inc.
165,007
0.1
3,189
(1)
Gibraltar Industries,
Inc.
223,007
0.1
1,742
Global Industrial Co.
59,176
0.0
4,106
(1)
GMS, Inc.
371,880
0.1
12,315  Golden Ocean Group
Ltd.
164,775
0.1
2,384
Gorman-Rupp Co.
92,857
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
27,254
(1)
GrafTech International
Ltd.
$ 35,975
0.0
1,304
(1)
Graham Corp.
38,585
0.0
4,560  Granite Construction,
Inc.
361,517
0.1
7,125
(1)
Great Lakes Dredge &
Dock Corp.
75,026
0.0
3,175
Greenbrier Cos., Inc.
161,576
0.1
3,894
Griffon Corp.
272,580
0.1
3,357  H&E Equipment
Services, Inc.
163,419
0.1
7,971
(1)
Healthcare Services
Group, Inc.
89,036
0.0
5,388  Heartland Express,
Inc.
66,165
0.0
2,205  Heidrick & Struggles
International, Inc.
85,686
0.0
3,505  Helios Technologies,
Inc.
167,188
0.1
2,917
Herc Holdings, Inc.
465,057
0.2
13,532
(1)(2)
Hertz Global Holdings,
Inc.
44,656
0.0
7,239
Hillenbrand, Inc.
201,244
0.1
20,618
(1)
Hillman Solutions
Corp.
217,726
0.1
3,975
Himalaya Shipping Ltd.
34,423
0.0
4,844
HNI Corp.
260,801
0.1
6,236  Hub Group, Inc.
- Class A
283,426
0.1
5,380
(1)
Hudson Technologies,
Inc.
44,869
0.0
1,843
(1)
Huron Consulting
Group, Inc.
200,334
0.1
15,925
(1)
Hyliion Holdings Corp.
39,494
0.0
1,245  Hyster-Yale Materials
Handling, Inc.
79,394
0.0
1,934
ICF International, Inc.
322,572
0.1
845
(1)
IES Holdings, Inc.
168,679
0.1
2,969
(1)
Innodata, Inc.
49,790
0.0
3,720
Insperity, Inc.
327,360
0.1
2,131
Insteel Industries, Inc.
66,253
0.0
6,170
Interface, Inc.
117,045
0.1
2,848
(1)(2)
Intuitive Machines, Inc.
22,926
0.0
14,769
(1)
Janus International
Group, Inc.
149,315
0.1
8,956
(1)
JELD-WEN Holding,
Inc.
141,594
0.1
32,504
(1)
JetBlue Airways Corp.
213,226
0.1
41,633
(1)(2)
Joby Aviation, Inc.
209,414
0.1
3,266  John Bean
Technologies Corp.
321,734
0.1
1,214
Kadant, Inc.
410,332
0.2
3,605  Kelly Services, Inc.
- Class A
77,183
0.0
7,994
Kennametal, Inc.
207,284
0.1
2,021
Kforce, Inc.
124,190
0.1
5,351
Korn Ferry
402,609
0.2
15,163
(1)
Kratos Defense &
Security Solutions, Inc.
353,298
0.1
12,695
(1)
LanzaTech Global, Inc.
24,247
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
14,453
(1)
Legalzoom.com, Inc.
$ 91,777
0.0
7,640
(1)
Leonardo DRS, Inc.
215,601
0.1
1,075
(1)
Limbach Holdings, Inc.
81,442
0.0
1,139
Lindsay Corp.
141,965
0.1
2,619
(1)
Liquidity Services, Inc.
59,713
0.0
3,464
LSI Industries, Inc.
55,944
0.0
3,326
Luxfer Holdings PLC
43,072
0.0
4,282
(1)
Manitowoc Co., Inc.
41,193
0.0
6,185
Marten Transport Ltd.
109,474
0.0
13,145
(1)
Masterbrand, Inc.
243,708
0.1
3,169
(1)
Matrix Service Co.
36,539
0.0
3,511
Matson, Inc.
500,739
0.2
3,281  Matthews International
Corp. - Class A
76,119
0.0
1,699
(1)
Mayville Engineering
Co., Inc.
35,815
0.0
2,522
McGrath RentCorp
265,516
0.1
5,638
(1)
Mercury Systems, Inc.
208,606
0.1
1,277
Miller Industries, Inc.
77,897
0.0
7,314
MillerKnoll, Inc.
181,095
0.1
3,330
(1)
Montrose
Environmental Group,
Inc.
87,579
0.0
2,930
Moog, Inc. - Class A
591,919
0.2
8,967
(1)
MRC Global, Inc.
114,240
0.1
11,689
Mueller Industries, Inc.
866,155
0.3
16,094  Mueller Water
Products, Inc. - Class A
349,240
0.1
1,684
(1)
MYR Group, Inc.
172,155
0.1
608  National Presto
Industries, Inc.
45,685
0.0
3,022
(1)
Net Power, Inc.
21,184
0.0
15,177
(1)
Nextracker, Inc. - Class
A
568,834
0.2
6,401
(1)
NN, Inc.
24,964
0.0
1,216
(1)
Northwest Pipe Co.
54,878
0.0
11,218
(1)
NOW, Inc.
145,049
0.1
8,329
(1)(2)
NuScale Power Corp.
96,450
0.0
1,513
(1)
NV5 Global, Inc.
141,435
0.1
11,047
(1)
OPENLANE, Inc.
186,473
0.1
3,843
(1)
Orion Group Holdings,
Inc.
22,174
0.0
4,176  Pangaea Logistics
Solutions Ltd.
30,192
0.0
2,612
Park Aerospace Corp.
34,034
0.0
1,251  Park-Ohio Holdings
Corp.
38,406
0.0
9,195
(1)
Performant Financial
Corp.
34,389
0.0
1,530
(1)
Perma-Fix
Environmental
Services, Inc.
18,773
0.0
16,612
Pitney Bowes, Inc.
118,444
0.1
21,119
(1)
Planet Labs PBC
47,095
0.0
78,049
(1)(2)
Plug Power, Inc.
176,391
0.1
971
Powell Industries, Inc.
215,552
0.1
312  Preformed Line
Products Co.
39,961
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,473  Primoris Services
Corp.
$ 317,872
0.1
2,792
(1)
Proto Labs, Inc.
82,001
0.0
3,850
Quad/Graphics, Inc.
17,479
0.0
4,674  Quanex Building
Products Corp.
129,703
0.1
5,847
(1)
Radiant Logistics, Inc.
37,596
0.0
2,970
(1)
Redwire Corp.
20,404
0.0
15,119
(1)
Resideo Technologies,
Inc.
304,497
0.1
3,949  Resources Connection,
Inc.
38,305
0.0
5,342
REV Group, Inc.
149,896
0.1
36,156
(1)
Rocket Lab USA, Inc.
351,798
0.1
7,147  Rush Enterprises, Inc.
- Class A
377,576
0.1
14,081
(1)
RXO, Inc.
394,268
0.1
6,959
Safe Bulkers, Inc.
36,048
0.0
15,185
(1)
SES AI Corp.
9,715
0.0
17,806
(1)
Shoals Technologies
Group, Inc. - Class A
99,892
0.0
3,725
Shyft Group, Inc.
46,749
0.0
1,329
(1)
Sky Harbour Group
Corp.
14,672
0.0
4,107
(1)
SkyWest, Inc.
349,177
0.1
2,591
(1)(2)
Spire Global, Inc.
25,884
0.0
12,242
(2)
Spirit Airlines, Inc.
29,381
0.0
4,697
(1)
SPX Technologies, Inc.
748,984
0.3
1,221  Standex International
Corp.
223,174
0.1
9,787  Steelcase, Inc. - Class
A
132,027
0.1
26,309
(1)
Stem, Inc.
9,161
0.0
3,792
(1)
Sterling Check Corp.
63,402
0.0
3,142
(1)
Sterling Infrastructure,
Inc.
455,653
0.2
4,424
(1)
Sun Country Airlines
Holdings, Inc.
49,593
0.0
22,772
(1)
Sunrun, Inc.
411,262
0.2
269
(1)
Taylor Devices, Inc.
13,428
0.0
2,336
(2)
Tecnoglass, Inc.
160,390
0.1
1,990
Tennant Co.
191,120
0.1
6,946
Terex Corp.
367,513
0.1
3,566
(1)
Thermon Group
Holdings, Inc.
106,409
0.0
5,862
(1)
Titan International, Inc.
47,658
0.0
2,549
(1)
Titan Machinery, Inc.
35,508
0.0
5,386
(1)
TPI Composites, Inc.
24,506
0.0
924
(1)
Transcat, Inc.
111,591
0.1
3,348
TriNet Group, Inc.
324,656
0.1
8,442
Trinity Industries, Inc.
294,119
0.1
7,435
(1)
Triumph Group, Inc.
95,837
0.0
4,001
(1)
TrueBlue, Inc.
31,568
0.0
4,529
(1)
Tutor Perini Corp.
123,008
0.1
6,336
UFP Industries, Inc.
831,347
0.3
1,548
UniFirst Corp.
307,510
0.1
889  Universal Logistics
Holdings, Inc.
38,325
0.0
12,840
(1)
Upwork, Inc.
134,178
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,395
(1)
V2X, Inc.
$ 77,925
0.0
17,349
(1)
Verra Mobility Corp.
482,476
0.2
2,274
(1)
Viad Corp.
81,477
0.0
2,377
(1)
Vicor Corp.
100,072
0.0
1,346
Virco Mfg. Corp.
18,588
0.0
1,963
(1)
Virgin Galactic
Holdings, Inc.
11,974
0.0
1,621
VSE Corp.
134,105
0.1
4,658
Wabash National Corp.
89,387
0.0
2,857  Watts Water
Technologies, Inc.
- Class A
591,942
0.2
6,271  Werner Enterprises,
Inc.
241,998
0.1
9,091
(1)(2)
Wheels Up
Experience, Inc.
22,000
0.0
1,425
(1)
Willdan Group, Inc.
58,354
0.0
344  Willis Lease Finance
Corp.
51,191
0.0
4,677
(1)
WNS Holdings Ltd.
246,525
0.1
4,433
(1)
Xometry, Inc. - Class A
81,434
0.0
15,171  Zurn Elkay Water
Solutions Corp.
545,246
0.2
46,468,167
16.2
Information Technology : 13.0%
13,913
(1)
8x8, Inc.
28,383
0.0
3,710
(1)
908 Devices, Inc.
12,874
0.0
7,526
A10 Networks, Inc.
108,675
0.0
11,009
(1)
ACI Worldwide, Inc.
560,358
0.2
5,337
(1)
ACM Research, Inc.
- Class A
108,341
0.0
11,513
Adeia, Inc.
137,120
0.1
8,719  ADTRAN Holdings,
Inc.
51,704
0.0
3,813  Advanced Energy
Industries, Inc.
401,280
0.1
3,119
(1)
Aehr Test Systems
40,079
0.0
2,347
(1)
Agilysys, Inc.
255,753
0.1
5,024
(1)
Alarm.com Holdings,
Inc.
274,662
0.1
4,627
(1)
Alkami Technology,
Inc.
145,936
0.1
2,461
(1)
Alpha & Omega
Semiconductor Ltd.
91,352
0.0
5,988
(1)
Altair Engineering, Inc.
- Class A
571,914
0.2
3,929
(1)
Ambarella, Inc.
221,615
0.1
3,836  American Software,
Inc. - Class A
42,925
0.0
8,337
(1)
Amplitude, Inc. - Class
A
74,783
0.0
4,180
(1)
Appian Corp. - Class A
142,705
0.1
12,437
(1)(2)
Applied Digital Corp.
102,605
0.0
3,957
(1)(2)
Applied
Optoelectronics, Inc.
56,625
0.0
9,897
(1)
Arlo Technologies, Inc.
119,853
0.0
3,102
(1)
Arteris, Inc.
23,947
0.0
8,283
(1)
Asana, Inc. - Class A
96,000
0.0
872
(1)
AudioEye, Inc.
19,925
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
97,858
(1)(2)
Aurora Innovation, Inc.
$ 579,319
0.2
13,271
(1)
AvePoint, Inc.
156,200
0.1
1,418
(1)
Aviat Networks, Inc.
30,671
0.0
3,404
(1)
Axcelis Technologies,
Inc.
356,909
0.1
4,830
(1)
Backblaze, Inc. - Class
A
30,864
0.0
3,062
Badger Meter, Inc.
668,771
0.2
1,341  Bel Fuse, Inc. - Class
B
105,282
0.0
4,217
Belden, Inc.
493,937
0.2
3,726  Benchmark
Electronics, Inc.
165,136
0.1
10,279
(1)(2)
BigBear.ai Holdings,
Inc.
15,007
0.0
7,965
(1)
BigCommerce
Holdings, Inc.
46,595
0.0
12,591
(1)(2)
Bit Digital, Inc.
44,194
0.0
4,331
(1)
Blackbaud, Inc.
366,749
0.1
6,016
(1)
Blackline, Inc.
331,722
0.1
24,270
(1)
Blend Labs, Inc.
- Class A
91,013
0.0
14,702
(1)
Box, Inc. - Class A
481,196
0.2
6,826
(1)
Braze, Inc. - Class A
220,753
0.1
8,794
(1)
C3.ai, Inc. - Class A
213,079
0.1
6,036
(1)
Calix, Inc.
234,136
0.1
4,598
(1)
Cerence, Inc.
14,484
0.0
2,625
(1)
CEVA, Inc.
63,394
0.0
18,874
(1)
Cipher Mining, Inc.
73,042
0.0
23,773
(1)
Cleanspark, Inc.
222,040
0.1
9,150  Clear Secure, Inc.
- Class A
303,231
0.1
1,349
(1)
Clearfield, Inc.
52,557
0.0
16,008
(1)
Clearwater Analytics
Holdings, Inc. - Class A
404,202
0.1
508  Climb Global
Solutions, Inc.
50,566
0.0
4,914
(1)
Cohu, Inc.
126,290
0.1
22,071
(1)
CommScope Holding
Co., Inc.
134,854
0.1
4,582
(1)
CommVault Systems,
Inc.
704,941
0.3
2,474
(2)
CompoSecure, Inc.
- Class A
34,686
0.0
2,079
(1)
Consensus Cloud
Solutions, Inc.
48,960
0.0
18,594
(1)
Core Scientific, Inc.
220,525
0.1
5,144
(1)
Corsair Gaming, Inc.
35,802
0.0
4,273
(1)
Couchbase, Inc.
68,881
0.0
624
(1)
CPI Card Group, Inc.
17,366
0.0
13,441
(1)
Credo Technology
Group Holding Ltd.
413,983
0.2
4,104
(1)
CS Disco, Inc.
24,132
0.0
3,088  CSG Systems
International, Inc.
150,231
0.1
3,206
CTS Corp.
155,106
0.1
4,079
(1)
Daktronics, Inc.
52,660
0.0
809
(1)
Dave, Inc.
32,328
0.0
2,639
(1)
Diebold Nixdorf, Inc.
117,858
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
3,782
(1)
Digi International, Inc.
$ 104,118
0.0
1,703
(1)
Digimarc Corp.
45,777
0.0
10,420
(1)
Digital Turbine, Inc.
31,989
0.0
6,808
(1)
DigitalOcean Holdings,
Inc.
274,975
0.1
4,748
(1)
Diodes, Inc.
304,299
0.1
4,311
(1)
Domo, Inc. - Class B
32,376
0.0
9,607
(1)
D-Wave Quantum, Inc.
9,443
0.0
20,335
(1)
E2open Parent
Holdings, Inc.
89,677
0.0
7,107
(1)
Eastman Kodak Co.
33,545
0.0
5,741
(1)
Enfusion, Inc. - Class A
54,482
0.0
5,273
(1)
Envestnet, Inc.
330,195
0.1
2,716
(1)
ePlus, Inc.
267,091
0.1
3,126
(1)
EverCommerce, Inc.
32,385
0.0
6,685
EVERTEC, Inc.
226,555
0.1
14,161
(1)
Evolv Technologies
Holdings, Inc.
57,352
0.0
16,416
(1)
ExlService Holdings,
Inc.
626,270
0.2
12,908
(1)
Extreme Networks, Inc.
194,007
0.1
3,819
(1)
Fannie Mae
902,964
0.3
2,142
(1)
FARO Technologies,
Inc.
40,998
0.0
13,362
(1)
Fastly, Inc. - Class A
101,150
0.0
8,074
(1)
FormFactor, Inc.
371,404
0.1
21,450
(1)
Freshworks, Inc.
- Class A
246,246
0.1
6,222
(1)
Grid Dynamics
Holdings, Inc.
87,108
0.0
3,012
Hackett Group, Inc.
79,125
0.0
11,413
(1)
Harmonic, Inc.
166,287
0.1
8,429
(1)
Hut 8 Corp.
103,340
0.0
2,540
(1)
I3 Verticals, Inc.
- Class A
54,127
0.0
3,427
(1)
Ichor Holdings Ltd.
109,013
0.0
4,744
(1)(2)
iLearningEngines
Holdings, Inc.
7,923
0.0
3,592
Immersion Corp.
32,041
0.0
2,389
(1)
Impinj, Inc.
517,266
0.2
17,393
(1)
indie Semiconductor,
Inc. - Class A
69,398
0.0
2,914
(1)
Insight Enterprises,
Inc.
627,646
0.2
2,468
(1)
Instructure Holdings,
Inc.
58,121
0.0
4,058
(1)
Intapp, Inc.
194,094
0.1
2,639
InterDigital, Inc.
373,762
0.1
20,411
(1)(2)
IonQ, Inc.
178,392
0.1
5,429
(1)
Iteris, Inc.
38,763
0.0
4,763
(1)
Itron, Inc.
508,736
0.2
8,459
(1)
Jamf Holding Corp.
146,764
0.1
13,435
(1)
Kaltura, Inc.
18,272
0.0
2,964
(1)
Kimball Electronics,
Inc.
54,864
0.0
9,174
(1)
Knowles Corp.
165,407
0.1
5,619  Kulicke & Soffa
Industries, Inc.
253,586
0.1
13,571
(1)
Lightwave Logic, Inc.
37,456
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
6,802
(1)
LiveRamp Holdings,
Inc.
$ 168,554
0.1
28,541
(1)(2)
Marathon Digital
Holdings, Inc.
462,935
0.2
27,311
(1)
Matterport, Inc.
122,900
0.1
6,349
Maximus, Inc.
591,473
0.2
8,282
(1)
MaxLinear, Inc.
119,923
0.1
2,958
(1)
MeridianLink, Inc.
60,846
0.0
3,935  Methode Electronics,
Inc.
47,063
0.0
22,733
(1)(2)
MicroVision, Inc.
25,916
0.0
20,699
(1)
Mirion Technologies,
Inc.
229,138
0.1
5,222
(1)
Mitek Systems, Inc.
45,275
0.0
7,786
(1)
N-able, Inc.
101,685
0.0
3,632  Napco Security
Technologies, Inc.
146,951
0.1
14,422
(1)
Navitas Semiconductor
Corp.
35,334
0.0
7,456
(1)
NCR Atleos Corp.
212,720
0.1
14,953
(1)
NCR Corp.
202,912
0.1
3,121
(1)
NETGEAR, Inc.
62,607
0.0
7,158
(1)
NetScout Systems,
Inc.
155,687
0.1
8,215
(1)(2)
NextNav, Inc.
61,530
0.0
5,307
(1)
nLight, Inc.
56,732
0.0
3,727
(1)
Novanta, Inc.
666,835
0.2
581
NVE Corp.
46,405
0.0
12,131
(1)
Olo, Inc. - Class A
60,170
0.0
4,069
(1)
OneSpan, Inc.
67,830
0.0
1,669
(1)
OSI Systems, Inc.
253,404
0.1
4,394
(1)
Ouster, Inc.
27,682
0.0
4,826
(1)(2)
Pagaya Technologies
Ltd. - Class A
51,011
0.0
9,365
(1)
PagerDuty, Inc.
173,721
0.1
3,759
(1)
PAR Technology Corp.
195,769
0.1
1,259
PC Connection, Inc.
94,966
0.0
3,380
(1)
PDF Solutions, Inc.
107,078
0.0
3,614
(1)
Perficient, Inc.
272,785
0.1
6,433
(1)
Photronics, Inc.
159,281
0.1
2,798
(1)
Plexus Corp.
382,515
0.1
8,491
(1)
Porch Group, Inc.
13,034
0.0
5,911  Power Integrations,
Inc.
379,013
0.1
10,295
(1)
Powerfleet, Inc. NJ
51,475
0.0
6,296
(1)
PowerSchool Holdings,
Inc. - Class A
143,612
0.1
4,457  Progress Software
Corp.
300,268
0.1
4,833
(1)
PROS Holdings, Inc.
89,507
0.0
6,110
(1)
Q2 Holdings, Inc.
487,395
0.2
3,879
(1)
Qualys, Inc.
498,296
0.2
7,416
(1)
Rackspace
Technology, Inc.
18,169
0.0
11,355
(1)
Rambus, Inc.
479,408
0.2
6,402
(1)
Rapid7, Inc.
255,376
0.1
1,398
(1)
Red Violet, Inc.
39,773
0.0
9,589
(1)
Repay Holdings Corp.
78,246
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
11,433
(1)
Ribbon
Communications, Inc.
$ 37,157
0.0
8,507
(1)
Rimini Street, Inc.
15,738
0.0
29,788
(1)
Riot Platforms, Inc.
221,027
0.1
1,936
(1)
Rogers Corp.
218,787
0.1
38,923
(1)
Sabre Corp.
142,847
0.1
5,526
(1)
Sanmina Corp.
378,255
0.1
3,304  Sapiens International
Corp. NV
123,140
0.1
2,642
(1)
ScanSource, Inc.
126,895
0.1
3,979
(1)
SEMrush Holdings,
Inc. - Class A
62,510
0.0
6,745
(1)
Semtech Corp.
307,977
0.1
3,330
(1)
Silicon Laboratories,
Inc.
384,848
0.1
1,915
(1)
SiTime Corp.
328,442
0.1
3,302
(1)
SkyWater Technology,
Inc.
29,982
0.0
5,412
(1)
SMART Global
Holdings, Inc.
113,381
0.0
21,845
(1)
SmartRent, Inc.
37,792
0.0
5,954
SolarWinds Corp.
77,700
0.0
30,349
(1)(2)
SoundHound AI, Inc.
- Class A
141,426
0.1
13,083
(1)
Sprinklr, Inc. - Class A
101,132
0.0
5,096
(1)
Sprout Social, Inc.
- Class A
148,141
0.1
3,889
(1)
SPS Commerce, Inc.
755,127
0.3
6,360
(1)
Squarespace, Inc.
- Class A
295,295
0.1
4,052
(1)
Synaptics, Inc.
314,354
0.1
5,927
(1)
Telos Corp.
21,278
0.0
12,328
(1)
Tenable Holdings, Inc.
499,531
0.2
24,268
(1)
Terawulf, Inc.
113,574
0.0
11,163
(1)
Thoughtworks Holding,
Inc.
49,340
0.0
10,370
(1)
TTM Technologies, Inc.
189,253
0.1
1,089
(1)
Tucows, Inc. - Class A
22,749
0.0
2,038
(1)
Turtle Beach Corp.
31,263
0.0
4,606
(1)
Ultra Clean Holdings,
Inc.
183,918
0.1
7,664
(1)
Unisys Corp.
43,532
0.0
11,506
(1)
Varonis Systems, Inc.
650,089
0.2
5,795
(1)
Veeco Instruments,
Inc.
191,988
0.1
6,361
(1)
Verint Systems, Inc.
161,124
0.1
5,644
(1)
Vertex, Inc. - Class A
217,350
0.1
12,928
(1)
Viasat, Inc.
154,360
0.1
22,748
(1)
Viavi Solutions, Inc.
205,187
0.1
12,803  Vishay Intertechnology,
Inc.
242,105
0.1
1,636
(1)
Vishay Precision
Group, Inc.
42,372
0.0
4,480
(1)
Weave
Communications, Inc.
57,344
0.0
5,257
(1)
Workiva, Inc.
415,934
0.2
11,964
Xerox Holdings Corp.
124,186
0.1
5,202
(1)
Xperi, Inc.
48,067
0.0
11,634
(1)
Yext, Inc.
80,507
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
18,616
(1)
Zeta Global Holdings
Corp. - Class A
$ 555,315
0.2
14,193
(1)
Zuora, Inc. - Class A
122,344
0.1
37,189,723
13.0
Materials : 4.4%
2,886
AdvanSix, Inc.
87,677
0.0
1,144  Alpha Metallurgical
Resources, Inc.
270,190
0.1
3,705  American Vanguard
Corp.
19,637
0.0
112,827
(1)
Arcadium Lithium PLC
321,557
0.1
1,811
Arch Resources, Inc.
250,208
0.1
15,875  Ardagh Metal
Packaging SA
59,849
0.0
2,912
(1)
Arq, Inc.
17,093
0.0
5,568
(1)
ASP Isotopes, Inc.
15,479
0.0
6,026
(1)
Aspen Aerogels, Inc.
166,860
0.1
9,244
Avient Corp.
465,158
0.2
3,374
Balchem Corp.
593,824
0.2
5,662
Cabot Corp.
632,842
0.2
2,066  Caledonia Mining
Corp. PLC
30,907
0.0
4,973  Carpenter Technology
Corp.
793,591
0.3
5,505
(1)
Century Aluminum Co.
89,346
0.0
1,836
(1)
Clearwater Paper
Corp.
52,399
0.0
40,992
(1)
Coeur Mining, Inc.
282,025
0.1
12,031  Commercial Metals
Co.
661,224
0.2
3,820  Compass Minerals
International, Inc.
45,916
0.0
13,266
(1)
Constellium SE
215,705
0.1
1,131
(1)
Contango ORE, Inc.
21,783
0.0
8,253
(1)
Dakota Gold Corp.
19,477
0.0
12,604
(1)
Ecovyst, Inc.
86,337
0.0
3,005
Greif, Inc. - Class A
188,293
0.1
2,003
Hawkins, Inc.
255,322
0.1
1,307  Haynes International,
Inc.
77,819
0.0
5,651
HB Fuller Co.
448,576
0.2
60,865
Hecla Mining Co.
405,970
0.2
31,219
(1)
i-80 Gold Corp.
36,214
0.0
3,787
(1)
Ingevity Corp.
147,693
0.1
2,566
Innospec, Inc.
290,189
0.1
1,412
(1)
Intrepid Potash, Inc.
33,888
0.0
9,028
(1)(2)
Ivanhoe Electric, Inc.
/ US
76,377
0.0
1,640
Kaiser Aluminum Corp.
118,933
0.1
5,914
(1)
Knife River Corp.
528,652
0.2
2,231
Koppers Holdings, Inc.
81,498
0.0
2,664
Kronos Worldwide, Inc.
33,167
0.0
4,393
(1)
Lifezone Metals Ltd.
30,751
0.0
6,402
(1)
LSB Industries, Inc.
51,472
0.0
2,112
Materion Corp.
236,248
0.1
5,709
Mativ Holdings, Inc.
96,996
0.0
5,884
(1)
Metals Acquisition Ltd.
- Class A
81,493
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
3,311  Minerals Technologies,
Inc.
$ 255,709
0.1
4,133
Myers Industries, Inc.
57,118
0.0
25,935
(1)
Novagold Resources,
Inc.
106,334
0.0
15,915
(1)
O-I Glass, Inc.
208,805
0.1
1,197
Olympic Steel, Inc.
46,683
0.0
6,143
Orion SA
109,407
0.0
4,432
Pactiv Evergreen, Inc.
51,012
0.0
13,839
(1)
Perimeter Solutions SA
186,135
0.1
4,227
(1)
Perpetua Resources
Corp.
39,522
0.0
1,943
(1)
Piedmont Lithium, Inc.
17,351
0.0
12,887
(1)(2)
PureCycle
Technologies, Inc.
122,427
0.1
1,425  Quaker Chemical
Corp.
240,098
0.1
3,468  Ramaco Resources,
Inc. - Class A
40,576
0.0
5,090
(1)
Ranpak Holdings Corp.
33,238
0.0
7,206
(1)
Rayonier Advanced
Materials, Inc.
61,683
0.0
3,179
Ryerson Holding Corp.
63,294
0.0
2,940  Schnitzer Steel
Industries, Inc. - Class
A
54,508
0.0
4,342  Sensient Technologies
Corp.
348,315
0.1
538
(1)
Smith-Midland Corp.
17,964
0.0
21,263
SSR Mining, Inc.
120,774
0.1
2,224
Stepan Co.
171,804
0.1
12,674
(1)
Summit Materials, Inc.
- Class A
494,666
0.2
9,125
SunCoke Energy, Inc.
79,205
0.0
3,661
Sylvamo Corp.
314,297
0.1
4,668
(1)
TimkenSteel Corp.
69,226
0.0
4,320
TriMas Corp.
110,290
0.0
12,238
Tronox Holdings PLC
179,042
0.1
1,104  United States Lime &
Minerals, Inc.
107,817
0.0
1,046
(1)
Universal Stainless &
Alloy Products, Inc.
40,407
0.0
5,378
Warrior Met Coal, Inc.
343,654
0.1
3,345  Worthington Industries,
Inc.
138,650
0.1
3,394
Worthington Steel, Inc.
115,430
0.1
12,764,076
4.4
Real Estate : 6.3%
10,501
Acadia Realty Trust
246,563
0.1
7,835  Alexander & Baldwin,
Inc.
150,432
0.1
263
Alexander's, Inc.
63,741
0.0
5,169  American Assets Trust,
Inc.
138,116
0.1
8,509  American Healthcare
REIT, Inc.
222,085
0.1
10,966
(1)
Anywhere Real Estate,
Inc.
55,707
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
14,863
(1)
Apartment Investment
and Management Co.
- Class A
$ 134,361
0.1
23,659  Apple Hospitality REIT,
Inc.
351,336
0.1
7,436  Armada Hoffler
Properties, Inc.
80,532
0.0
8,277  Braemar Hotels &
Resorts, Inc.
25,576
0.0
17,787  Brandywine Realty
Trust
96,761
0.0
19,441  Broadstone Net Lease,
Inc.
368,407
0.1
14,892
CareTrust REIT, Inc.
459,567
0.2
2,926
(2)
CBL & Associates
Properties, Inc.
73,735
0.0
1,606
Centerspace
113,175
0.0
5,580  Chatham Lodging
Trust
47,542
0.0
5,430
City Office REIT, Inc.
31,711
0.0
3,115  Community Healthcare
Trust, Inc.
56,537
0.0
39,608
(1)
Compass, Inc. - Class
A
242,005
0.1
11,620  COPT Defense
Properties
352,435
0.1
2,554
(2)
CTO Realty Growth,
Inc.
48,577
0.0
23,628
(1)
Cushman & Wakefield
PLC
322,050
0.1
21,569  DiamondRock
Hospitality Co.
188,297
0.1
16,552  DigitalBridge Group,
Inc.
233,880
0.1
23,672  Diversified Healthcare
Trust
99,186
0.0
16,385
Douglas Emmett, Inc.
287,884
0.1
9,962  Easterly Government
Properties, Inc.
135,284
0.1
9,281
Elme Communities
163,253
0.1
14,137  Empire State Realty
Trust, Inc. - Class A
156,638
0.1
11,094
(1)
Equity Commonwealth
220,771
0.1
18,323  Essential Properties
Realty Trust, Inc.
625,730
0.2
8,582
(2)
eXp World Holdings,
Inc.
120,920
0.0
5,081  Farmland Partners,
Inc.
53,096
0.0
2,156
(1)
Forestar Group, Inc.
69,790
0.0
9,531  Four Corners Property
Trust, Inc.
279,354
0.1
1,933
(1)
FRP Holdings, Inc.
57,719
0.0
5,248
Getty Realty Corp.
166,939
0.1
4,583  Gladstone Commercial
Corp.
74,428
0.0
4,457
Gladstone Land Corp.
61,952
0.0
7,068  Global Medical REIT,
Inc.
70,044
0.0
20,672
Global Net Lease, Inc.
174,058
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
14,678  Hudson Pacific
Properties, Inc.
$ 70,161
0.0
23,396  Independence Realty
Trust, Inc.
479,618
0.2
7,833  Industrial Logistics
Properties Trust
37,285
0.0
2,923  Innovative Industrial
Properties, Inc.
393,436
0.1
7,173  InvenTrust Properties
Corp.
203,498
0.1
8,615
JBG SMITH Properties
150,590
0.1
12,045  Kennedy-Wilson
Holdings, Inc.
133,097
0.1
22,674  Kite Realty Group
Trust
602,221
0.2
29,632
L.P. Industrial Trust
297,802
0.1
4,514
LTC Properties, Inc.
165,619
0.1
22,370
Macerich Co.
408,029
0.1
2,696  Marcus & Millichap,
Inc.
106,842
0.0
4,370  National Health
Investors, Inc.
367,342
0.1
1,643  NET Lease Office
Properties
50,309
0.0
7,809
(2)
NetSTREIT Corp.
129,083
0.0
13,778  Newmark Group, Inc.
- Class A
213,972
0.1
2,441  NexPoint Residential
Trust, Inc.
108,485
0.0
2,389  One Liberty Properties,
Inc.
65,793
0.0
64,098
(1)
Opendoor
Technologies, Inc.
128,196
0.0
7,812
Orion Office REIT, Inc.
31,248
0.0
15,339
Outfront Media, Inc.
281,931
0.1
19,975
Paramount Group, Inc.
98,277
0.0
4,112
Peakstone Realty Trust
56,047
0.0
12,186  Pebblebrook Hotel
Trust
161,221
0.1
12,817  Phillips Edison & Co.,
Inc.
483,329
0.2
13,046  Piedmont Office Realty
Trust, Inc. - Class A
131,765
0.0
4,590  Plymouth Industrial
REIT, Inc.
103,734
0.0
8,189
PotlatchDeltic Corp.
368,914
0.1
2,175  RE/MAX Holdings, Inc.
- Class A
27,079
0.0
10,393
(1)
Real Brokerage, Inc.
57,681
0.0
12,187
(1)
Redfin Corp.
152,703
0.1
12,688  Retail Opportunity
Investments Corp.
199,582
0.1
15,699
RLJ Lodging Trust
144,117
0.1
2,024  RMR Group, Inc.
- Class A
51,369
0.0
6,139  Ryman Hospitality
Properties, Inc.
658,346
0.2
24,060  Sabra Health Care
REIT, Inc.
447,757
0.2
5,509
Safehold, Inc.
144,501
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
1,462
Saul Centers, Inc.
$ 61,345
0.0
17,583  Service Properties
Trust
80,178
0.0
4,943
SITE Centers Corp.
299,051
0.1
6,739
SL Green Realty Corp.
469,102
0.2
3,812
St Joe Co.
222,278
0.1
11,752  Summit Hotel
Properties, Inc.
80,619
0.0
20,912  Sunstone Hotel
Investors, Inc.
215,812
0.1
11,066  Tanger Factory Outlet
Centers, Inc.
367,170
0.1
2,874
(1)
Tejon Ranch Co.
50,439
0.0
9,958
Terreno Realty Corp.
665,493
0.2
6,909
UMH Properties, Inc.
135,900
0.1
24,834
Uniti Group, Inc.
140,064
0.1
1,590  Universal Health
Realty Income Trust
72,742
0.0
12,610
Urban Edge Properties
269,728
0.1
8,223
Veris Residential, Inc.
146,863
0.1
5,564
Whitestone REIT
75,281
0.0
10,574  Xenia Hotels &
Resorts, Inc.
156,178
0.1
18,139,396
6.3
Utilities : 2.8%
6,062
ALLETE, Inc.
389,120
0.1
9,450
(1)
Altus Power, Inc.
30,051
0.0
3,851  American States Water
Co.
320,750
0.1
8,028
Avista Corp.
311,085
0.1
7,099
Black Hills Corp.
433,891
0.2
12,569  Brookfield
Infrastructure Corp.
- Class A
545,872
0.2
6,660
(1)
Cadiz, Inc.
20,180
0.0
6,015  California Water
Service Group
326,133
0.1
2,319  Chesapeake Utilities
Corp.
287,950
0.1
1,886  Consolidated Water
Co. Ltd.
47,546
0.0
1,701  Genie Energy Ltd.
- Class B
27,641
0.0
17,279
(1)
Hawaiian Electric
Industries, Inc.
167,261
0.1
3,793
MGE Energy, Inc.
346,870
0.1
1,929
Middlesex Water Co.
125,848
0.1
7,836
(1)
Montauk Renewables,
Inc.
40,826
0.0
10,271  New Jersey Resources
Corp.
484,791
0.2
4,140  Northwest Natural
Holding Co.
168,995
0.1
6,370
NorthWestern Corp.
364,491
0.1
5,841
ONE Gas, Inc.
434,687
0.2
5,537  Ormat Technologies,
Inc.
426,017
0.2
4,313
Otter Tail Corp.
337,104
0.1
9,367
PNM Resources, Inc.
409,994
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
10,566  Portland General
Electric Co.
$ 506,111
0.2
3,427
SJW Group
199,143
0.1
6,371  Southwest Gas
Holdings, Inc.
469,925
0.2
5,839
Spire, Inc.
392,906
0.1
11,329
(1)
Sunnova Energy
International, Inc.
110,344
0.0
1,867
Unitil Corp.
113,103
0.0
1,988
York Water Co.
74,470
0.0
7,913,105
2.8
Total Common Stock
(Cost $238,344,795)
279,260,883
97.3
RIGHTS : 0.0%
Consumer, Non-cyclical : 0.0%
8,741
(3)(4)
Chinook Therapeutics,
Inc. CVR
3,409
0.0
3,559
(3)(4)
Inhibrx, Inc. CVR
14,628
0.0
18,037
0.0
Health Care : 0.0%
18,730
(3)(4)
Cartesian
Therapeutics, Inc. CVR
3,371
0.0
Total Rights
(Cost $—)
21,408
0.0
WARRANTS : 0.0%
Warrants : 0.0%
165
Pulse Biosciences, Inc.
1,465
0.0
Total Warrants
(Cost $—)
1,465
0.0
Total Long-Term
Investments
(Cost $238,344,795)
279,283,756
97.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.6%
Repurchase Agreements : 2.3%
1,136,615
(5)
ASL Capital Markets,
Inc., Repurchase
Agreement dated
09/30/2024, 5.350%,
due 10/01/2024
(Repurchase
Amount $1,136,782,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.470%-
7.000%, Market Value
plus accrued interest
$1,159,347, due
06/01/28-07/15/59)
1,136,615
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,550,764
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,550,976,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$1,581,779, due
05/01/26-08/20/74)
$ 1,550,764
0.5
1,550,764
(5)
CF Secured LLC,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,550,976,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.070%, Market Value
plus accrued interest
$1,581,779, due
05/15/27-07/20/73)
1,550,764
0.5
1,550,764
(5)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,550,976,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$1,581,779, due
07/15/28-09/01/54)
1,550,764
0.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
765,187
(5)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
09/30/2024, 4.860%,
due 10/01/2024
(Repurchase
Amount $765,289,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market
Value plus accrued
interest $780,491, due
10/31/24-09/20/54)
$ 765,187
0.3
Total Repurchase
Agreements
(Cost $6,554,094)
6,554,094
2.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.3%
6,689,000
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $6,689,000) $ 6,689,000 2.3
Total Short-Term
Investments
(Cost $13,243,094)
13,243,094
4.6
Total Investments in
Securities
(Cost $251,587,889) $ 292,526,850 101.9
Liabilities in Excess
of Other Assets (5,568,473) (1.9)
Net Assets $ 286,958,377 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2024, the Portfolio held restricted securities with a fair value of $21,408 or —% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya VACS Index Series SC Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 279,260,883 $ — $ — $ 279,260,883
Rights — — 21,408 21,408
Warrants — 1,465 — 1,465
Short-Term Investments 6,689,000 6,554,094 — 13,243,094
Total Investments, at fair value $ 285,949,883 $ 6,555,559 $ 21,408 $ 292,526,850
Other Financial Instruments+
Futures 226,889 — — 226,889
Total Assets $ 286,176,772 $ 6,555,559 $ 21,408 $ 292,753,739
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2024, Voya VACS Index Series SC Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Cartesian Therapeutics, Inc. CVR 12/12/2023 $ — $ 3,371
Chinook Therapeutics, Inc. CVR 8/14/2023 — 3,409
Inhibrx, Inc. CVR 5/31/2024 — 14,628
$ — $ 21,408
At September 30, 2024, the following futures contracts were outstanding for Voya VACS Index Series SC Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
E-mini Russell 2000 Index 71 12/20/24 $ 7,984,660 $ 226,889
$ 7,984,660 $ 226,889
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 65,302,212
Gross Unrealized Depreciation (24,363,987)
Net Unrealized Appreciation $ 40,938,225